UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Lisa Whittaker Global X Management Company LLC 600 Lexington Ave, 20th Floor New York, NY 10022	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X MLP ETF (ticker: MLPA)

Semi-Annual Report

May 31, 2018

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2018 (Unaudited)

Global X MLP ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 101.7%
UNITED STATES — 101.7%
Oil & Gas — 101.7%
Andeavor Logistics	943,852	$40,491,251
Antero Midstream Partners	1,109,388	33,558,987
Buckeye Partners	1,068,974	38,536,513
DCP Midstream	1,031,906	43,247,180
Enbridge Energy Partners	2,738,783	26,977,013
Energy Transfer Partners	4,326,128	82,153,171
EnLink Midstream Partners	2,099,679	35,904,511
Enterprise Products Partners	3,277,076	94,707,496
Equities Midstream Partners	742,063	41,429,377
Genesis Energy	1,361,384	29,895,993
Magellan Midstream Partners	1,051,530	73,501,947
MPLX	1,642,583	58,985,155
NuStar Energy	1,003,345	24,521,752
Phillips 66 Partners	671,390	35,113,697
Plains All American Pipeline	2,451,412	57,608,182
Shell Midstream Partners	1,594,398	35,698,571
Spectra Energy Partners	1,038,593	31,303,193
Tallgrass Energy Partners	433,262	18,920,552
TC PipeLines	310,024	7,539,784
Western Gas Partners	846,257	43,726,099
Williams Partners	1,143,999	45,531,160

TOTAL MASTER LIMITED PARTNERSHIPS		899,351,584
(Cost $849,690,492)
TOTAL INVESTMENTS — 101.7%
(Cost $849,690,492)		$899,351,584

Percentages are based on Net Assets of $884,553,833.

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

1

Statement Of Assets And Liabilities

May 31, 2018 (Unaudited)

Global X MLP ETF
Assets:
Cost of Investments	$849,690,492
Investments, at Value	$899,351,584
Cash	1,360,732
Receivable for Investment Securities Sold	35,910,644
Receivable for Capital Shares Sold	463,964
Prepaid Expenses	9,769
Prepaid Tax Asset	609
Total Assets	937,097,302
Liabilities:
Payable for Investment Securities Purchased	52,186,113
Payable due to Investment Adviser	337,611
Franchise Tax Payable	3,450
Other Accrued Expenses	16,295
Total Liabilities	52,543,469
Net Assets	$884,553,833
Net Assets Consist of:
Paid-in Capital	$952,300,811
Distributions in Excess of Net Investment Income, Net of Taxes	(12,714,893)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions, Net of Taxes	(104,849,087)
Net Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	49,817,002
Net Assets	$884,553,833
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	95,100,000
Net Asset Value, Offering and Redemption Price Per Share	$9.30

The accompanying notes are an integral part of the financial statements.

2

Statement Of Operations

For the period ended May 31, 2018 (Unaudited)

Global X MLP ETF
Investment Income:
Distributions From Master Limited Partnership	$34,372,524
Less: Return of Capital Distributions	(34,372,524)
Interest Income	7,025
Total Investment Income	7,025
Supervision and Administration Fees(1)	1,852,232
Custodian Fees	11,934
Total Expenses	1,864,166
Net Expenses	1,864,166
Net Investment Loss, Before Taxes	(1,857,141)
Tax Benefit/(Expense), Net of Valuation Allowance	(8,363)
Net Investment Loss, Net of Taxes	(1,865,504)
Net Realized Loss on:
Investments	(42,346,896)
Tax Benefit/(Expense), Net of Valuation Allowance	(163,081)
Net Realized Loss on Investments	(42,509,977)
Net Change in Unrealized Appreciation on:
Investments	55,590,042
Tax Benefit/(Expense), Net of Valuation Allowance	171,444
Net Change in Unrealized Appreciation on Investments	55,761,486
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	13,251,509
Net Increase in Net Assets Resulting from Operations	$11,386,005

(1)	The Supervision and Administration fees include fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

3

Statements of Changes in Net Assets

	Global X MLP ETF
	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Loss, Net of Taxes	$(1,865,504)	$(1,909,552)
Net Realized Loss on Investments, Net of Taxes	(42,509,977)	2,653,996
Net Change in Unrealized Appreciation on Investments, Net of Taxes	55,761,486	(73,245,901)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,386,005	(72,501,457)
Dividends and Distributions:
Net Investment Income	-	(434,399)
Return of Capital	(35,851,425)	(41,617,826)
Total Dividends and Distributions	(35,851,425)	(42,052,225)
Capital Share Transactions:
Issued	326,658,651	469,721,783
Redeemed	(110,593,260)	(35,779,807)
Increase in Net Assets from Capital Share Transactions	216,065,391	433,941,976
Total Increase (Decrease) in Net Assets	191,599,971	319,388,294
Net Assets:
Beginning of Period	692,953,862	373,565,568
End of Period	$884,553,833	$692,953,862
Distributions in Excess of Net Investment Income, Net of Taxes	$(12,714,893)	$(10,849,389)

Share Transactions:
Issued	34,150,000	43,800,000
Redeemed	(12,650,000)	(3,450,000)
Net Increase in Shares Outstanding from Share Transactions	21,500,000	40,350,000

The accompanying notes are an integral part of the financial statements.

4

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year and Period

											Ratio of			Ratio of Investment Income/(Loss) to
											Expenses to Average Net Assets			Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Tax Expense (%)	Total Expenses (%)	Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)†
Global X MLP ETF
2018(Unaudited)	9.42	(0.02)	0.29	0.27	(0.00)	(0.39)	(0.39)	9.30	2.90	884,554	0.46@	(0.00)	0.46@	(0.46)@	—	(0.45)@	11.74
2017	11.24	(0.05)	(0.98)	(1.03)	(0.00)	(0.79)	(0.79)	9.42	(9.85)	692,954	0.46	(0.11)	0.35	(0.46)	—	(0.46)	35.11
2016	10.56	(0.07)	1.58	1.51	(0.02)	(0.81)	(0.83)	11.24	15.34	373,566	0.47	0.03	0.50	(0.47)	(0.23)	(0.70)	37.20
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45	(4.81)	(4.36)	(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47	3.52	3.99	(0.47)	0.17	(0.30)	30.65
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47	7.20	7.67	(0.47)	0.18	(0.29)	14.15

*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	Annualized

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5

Notes To Financial Statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2018, the Trust had eighty-nine portfolios, fifty-four of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (“MLP”) (the “Fund”). The Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the Reporting Period. Actual results could differ from those estimates, and could have a material impact on the Fund.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2018, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

7

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

FEDERAL INCOME TAXES – The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax. Currently, the federal income tax rate for a corporation is 21 percent. For tax years beginning prior to December 31, 2017, the Fund may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent its alternative minimum tax liability exceeds its regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity-level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLPs’ net taxable income are considered tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liabilities as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31, 2018, the Fund did not incur any interest or penalties.

8

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.

The Fund’s income tax expense/(benefit) consists of the following:

For the period ended May 31, 2018:

	Current	Deferred	Total
	MLP	MLP	MLP
Federal	$-	$12,529,796	$12,529,796
State	-	(66,150)	(66,150)
Valuation allowance	-	(12,463,646)	(12,463,646)
Total tax expense (benefit)	$-	$-	$-

For the period ended May 31, 2018, the Fund’s blended state income tax rate increased from 2.05% to 2.49% due to anticipated change in state apportionment of income and gains and a reduction of the federal tax benefit associated with state tax expenses due to the new lower corporate tax rates.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

For the period ended May 31, 2018:

MLP
Deferred tax assets:
Net operating loss carryforward	$9,637,225
Capital loss carryforward	6,527,485
Other	74,260
Less valuation allowance	(14,884,510)

Less Deferred tax liabilities:
Net unrealized gain on investment securities	(1,354,460)

Net Deferred Tax Asset	$-

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017 and eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. Therefore, net operating losses that may be generated by the Fund in the future are eligible to be carried forward indefinitely to offset income generated by the Fund in those years but are no longer eligible to be carried back. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.

9

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

The Fund has estimated net operating loss carryforwards for federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$3,371,920	11/30/2036
	11/30/2017	7,685,725	11/30/2037
	11/30/2018	29,969,281	Indefinite

The Fund has estimated capital loss carryforwards for federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$14,027,424	11/30/2021
	11/30/2018	13,760,934	11/30/2023

Based upon the Fund’s assessment, it has been determined that it is not more likely than not that a portion of the Fund’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) during the period ended May 31, 2018, differs from the amount computed by applying the federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2018:

	MLP
Income tax (benefit) at statutory rate	$2,391,061	21.00%
State income taxes (net of federal benefit)	283,512	2.49%
Permanent differences, net	(190,114)	-1.67%
Effect of tax rate change*	9,993,477	87.77%
Other adjustments	(14,290)	-0.13%
Change in valuation allowance	(12,463,646)	-109.46%
	$-	0.00%

* The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the TCJA as of December 22, 2017 (date of enactment). Prior to enactment, the highest marginal federal income tax rate was 35%. For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21% and no longer subject to the 20% alternative minimum tax.

10

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2017, 2016, 2015, and 2014 remain subject to examination by tax authorities in the United States Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund has accrued a state franchise tax liability for the period ended May 31, 2018. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state tax returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP ETF	$893,585,469	$75,666,005	$(69,899,890)	$5,766,115

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of partnership adjustments, differing cost relief methodologies, and wash sales adjustments from the Fund’s investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund intends to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion.

The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. The Fund’s quarterly distributions are in an amount that is approximately equal to the distributions the Fund receives from its investments, including the MLPs in which it invests, less the actual, estimated or anticipated expenses of the Fund, including taxes imposed on the Fund (if any). Based on its investment objective and strategies, the Fund’s distributions normally will be comprised of ordinary income, tax-deferred returns of capital, and/or capital gains for U.S. federal income tax purposes. If the fund pays return of capital distributions to shareholders, such distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

11

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

For the year ended November 30, 2017, the Fund made the following tax basis distributions from MLP distributions received:

MLP
Net investment income	$(434,399)
Return of capital	(41,617,826)
Total	$(42,052,225)

CREATION UNITS –The Fund issues and redeems its shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2018	Redemption Fee
Global X MLP ETF	50,000	$250	$465,000	$250

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services, if any (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure, respectively. For its Adviser’s services to the Fund, under the Supervision and Administration Agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Fund bears other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses the rate of supervision and administration fees paid by the Fund pursuant to the Supervision and Administration Agreement:

12

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)

Supervision and
Administration Fee
Global X MLP ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen & Company, Ltd. (“Cohen”) prepares Federal Form 1120 and state tax returns for the Fund. In addition, among other things, Cohen has been engaged to assist the Fund in the calculation of the current and deferred tax provisions for financial statement purposes for the Fund’s year ended November 30, 2017.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian of the Fund’s assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

2018	Purchases	Sales and
Global X MLP ETF	$95,821,709	$228,996,733

13

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the period or year ended May 31, 2018 and November 30, 2017, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and
2018	Purchases	Maturities	Realized Gain
Global X MLP ETF	$327,203,848	$-	$-

		Sales and
2017	Purchases	Maturities	Realized Gain
Global X MLP ETF	$469,517,457	$-	$-

For the period ended May 31, 2018, there were no purchases or sales of long term U.S. Government securities by the Fund.

5. CONCENTRATION OF RISKS

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in its underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not its underlying index). A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Under normal circumstances, the Fund invests at least 80% of its total assets in securities of its underlying index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

14

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

5. CONCENTRATION OF RISKS (concluded)

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

6. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2018, the Fund had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

15

Notes to Financial Statements (Concluded)

May 31, 2018 (Unaudited)

8. SUBSEQUENT EVENTS

The Fund has been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:

On February 12, 2018, Global X Management Company LLC ("Global X"), the Fund’s current investment adviser, entered into an agreement and plan of merger (the "Acquisition Agreement") pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC ("Horizons") and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. ("Mirae"), would be merged with and into Global X (the "Transaction"), subject to certain conditions. Pursuant to the Acquisition Agreement, Horizons acquired all of the equity interests of Global X, and Global X became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae. In this manner, Global X is ultimately controlled by Mirae. The Transaction closed on July 2, 2018 (such closing date being the "Effective Date").

Under the Investment Company Act of 1940, as amended (the "1940 Act"), the closing of the Transaction resulted in a change of control of Global X, and the assignment and automatic termination of the Investment Advisory Agreements between the Trust, on behalf of the Fund, and Global X (together, the "Current Advisory Agreements").

As of July 20, 2018, the shareholders of the Fund have approved a new Investment Advisory Agreement between the Trust and Global X.

16

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2017 to May 31, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,029.20	0.46%	$2.33
Hypothetical 5% Return	1,000.00	1,022.64	0.46	2.32

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

(2)	During the period ended May 31, 2018 the Fund had a tax benefit. During periods/years when the Fund had a tax expense, expenses could be higher.

17

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com.

18

Shareholder Voting Results (Unaudited)

On May 11, 2018, a special Meeting of Shareholders of the Trust was held to elect the following four nominees to serve as members of the Board. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Charles A. Baker	For	372,438,195	97.28%	68.98%
	Withheld	10,414,231	2.72%	1.93%

Luis Berruga	For	359,303,234	93.85%	66.55%
	Withheld	23,552,191	6.15%	4.36%

Sanjay Ram Bharwani	For	358,443,432	93.62%	66.39%
	Withheld	24,412,956	6.38%	4.48%

Clifford J. Weber	For	372,088,624	97.19%	68.92%
	Withheld	10,759,838	2.81%	1.99%

On May 11, 2018, a special Meeting of Shareholders of the Fund was held to approve a new investment advisory agreement for the Fund. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X MLP ETF	For	58,814,115	69.58%	63.45%
	Against	246,676	0.29%	0.27%
	Abstain	220,659	0.26%	0.24%
	Broker Non-Vote	25,249,679	29.87%	27.24%

19

notes

20

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-SA-005-0600

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X SuperDividend® Alternatives ETF (ticker: ALTY)

Global X U.S. Preferred ETF (ticker: PFFD)

Semi-Annual Report

May 31, 2018

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 74.8%
Oil & Gas — 74.8%
Antero Midstream GP (A)	772,755	$14,875,534
Archrock	827,344	9,555,824
Cheniere Energy *	470,490	31,344,044
Cheniere Energy Partners Holdings (A)	212,291	6,417,557
Enbridge ^ (A)	1,250,234	38,844,770
Enbridge Energy Management *	805,609	7,653,285
EnLink Midstream	623,754	10,915,695
Kinder Morgan	2,492,911	41,581,755
ONEOK	545,226	37,162,604
Plains GP Holdings, Cl A (B)	829,941	20,391,650
SemGroup, Cl A	785,035	19,861,386
Tallgrass Energy GP, Cl A	570,114	12,263,152
Targa Resources	420,520	20,449,888
TransCanada ^	955,665	39,975,467
Williams	1,161,653	31,202,000
TOTAL COMMON STOCK
(Cost $347,122,286)		342,494,611

MASTER LIMITED PARTNERSHIPS — 23.9%
Oil & Gas — 23.9%
Andeavor Logistics	67,012	2,874,815
Antero Midstream Partners	65,743	1,988,726
Boardwalk Pipeline Partners	92,819	982,953
Buckeye Partners	110,590	3,986,770
Crestwood Equity Partners	36,284	1,219,142
DCP Midstream	68,313	2,862,998
Enable Midstream Partners	64,197	1,061,818
Energy Transfer Partners	859,056	16,313,474
EnLink Midstream Partners	122,283	2,091,039
Enterprise Products Partners	724,336	20,933,310
Equities Midstream Partners	44,213	2,468,412
Genesis Energy	80,504	1,767,868
Holly Energy Partners	33,756	991,751
Magellan Midstream Partners	172,659	12,068,864

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares / Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
MPLX	217,769	$7,820,085
NuStar Energy	58,207	1,422,579
Phillips 66 Partners	39,800	2,081,540
Plains All American Pipeline	330,645	7,770,158
Shell Midstream Partners	93,232	2,087,465
Spectra Energy Partners	61,528	1,854,454
Tallgrass Energy Partners	34,793	1,519,410
TC PipeLines	39,273	955,119
Valero Energy Partners	16,472	675,187
Western Gas Partners	75,918	3,922,683
Williams Partners	193,358	7,695,648

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $105,012,680)		109,416,268

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.680%
(Cost $750,138)	750,138	750,138

REPURCHASE AGREEMENTS(B) — 4.2%
Chase Securities
1.700%, dated 05/31/18, to be repurchased on 06/01/18, repurchase price $6,243,077 (collateralized by U.S. Treasury Obligations, ranging in par value $205,429 - $2,455,769, 1.875%, 1/31/2022, with a total market value of $6,551,974)	$6,242,782	6,242,782

Royal Bank of Canada
1.760%, dated 05/31/18, to be repurchased on 06/01/18, repurchase price $12,888,290 (collateralized by U.S. Treasury Obligations, ranging in par value $1,268,146 - $2,323,903, 1.625%, 5/15/2026, with a total market value of $14,294,219)	12,887,660	12,887,660

TOTAL REPURCHASE AGREEMENTS
(Cost $19,130,442)		19,130,442
TOTAL INVESTMENTS — 103.1%
(Cost $472,015,546)		$471,791,459

Percentages are based on Net Assets of $457,411,037.

*	Non-income producing security.
^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at May 31, 2018. The total value of securities on loan at May 31, 2018 was $19,605,404.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2018, was $19,880,580.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2018.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$342,494,611	$—	$—	$342,494,611
Master Limited Partnerships	109,416,268	—	—	109,416,268
Short-Term Investment	750,138	—	—	750,138
Repurchase Agreements	—	19,130,442	—	19,130,442
Total Investments in Securities	$452,661,017	$19,130,442	$—	$471,791,459

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
CLOSED-END FUNDS — 32.5%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,344	$341,155
BlackRock Income Trust	56,260	326,871
Brookfield Real Assets Income Fund	15,235	347,663
Eaton Vance Risk-Managed Diversified Equity Income Fund	38,066	354,775
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	30,301	351,492
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	23,431	360,134
Morgan Stanley Emerging Markets Domestic Debt Fund	44,040	310,042
Nuveen Mortgage Opportunity Term Fund	15,139	352,890
Stone Harbor Emerging Markets Income Fund	21,803	305,024
Templeton Emerging Markets Income Fund	30,943	325,211
Voya Global Equity Dividend and Premium Opportunity Fund	44,505	322,216
Western Asset Emerging Markets Debt Fund	22,876	310,427
Western Asset Mortgage Defined Opportunity Fund	14,386	351,306
TOTAL CLOSED-END FUNDS
(Cost $4,373,967)		4,359,206

COMMON STOCK — 31.7%
Financials — 22.6%
Apollo Investment	43,407	246,986
Ares Capital	16,066	271,194
BlackRock Capital Investment	35,285	220,178
Hercules Capital	21,068	261,033
Main Street Capital	6,671	256,300
New Mountain Finance	18,479	256,858
PennantPark Floating Rate Capital	18,383	250,560
PennantPark Investment	35,296	256,602
Prospect Capital	39,761	268,784
Solar Capital	12,164	262,864
TCP Capital	16,073	236,755
TPG Specialty Lending	12,675	236,516
		3,024,630

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	May 31, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
Macquarie Infrastructure	2,357	$91,216
Utilities — 8.4%
Avangrid	3,475	184,488
CenterPoint Energy	5,798	151,502
Duke Energy	2,017	155,632
Entergy	2,217	179,377
FirstEnergy	5,423	186,659
PPL	4,356	119,006
Southern	3,445	154,681
		1,131,345
TOTAL COMMON STOCK
(Cost $4,432,883)		4,247,191

EXCHANGE TRADED FUND — 19.7%
Global X SuperDividend® REIT ETF (A) (Cost $2,569,281)	175,135	2,645,414

MASTER LIMITED PARTNERSHIPS — 10.1%
Industrials — 1.6%
Icahn Enterprises	3,183	218,959
Oil & Gas — 7.4%
DCP Midstream	4,934	206,783
Enable Midstream Partners	10,650	176,151
Energy Transfer Partners	9,547	181,298
EnLink Midstream Partners	10,232	174,967
Genesis Energy	6,464	141,949
NuStar Energy	4,308	105,288
		986,436
Utilities — 1.1%
Suburban Propane Partners	6,566	153,710

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,239,313)		1,359,105

BUSINESS DEVELOPMENT COMPANIES — 5.6%
Goldman Sachs BDC	11,534	236,332
Golub Capital BDC	13,944	258,103
TCG BDC	14,093	256,211

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $782,995)		750,646

TOTAL INVESTMENTS — 99.6%
(Cost $13,398,439)		$13,361,562

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	May 31, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

Percentages are based on Net Assets of $13,413,094.

(A)	Affiliated investment.

ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2018:

Value at 11/30/2017	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 5/31/2018	Dividend Income
Global X SuperDividend® REIT ETF
$2,253,799	$449,431	$(2,051)	$(55,614)	$(151)	$2,645,414	$117,894

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.3%
Financials — 1.3%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	5,792	$150,360
Aspen Insurance Holdings, 5.625%	4,375	106,881
Axis Capital Holdings, 5.500%	11,523	283,005
PartnerRe, 7.250%	6,178	172,366
RenaissanceRe Holdings, 5.375%	5,795	143,137
TOTAL BERMUDA		855,749
GERMANY— 1.6%
Financials — 1.6%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	16,728	410,672
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	28,909	734,867
TOTAL GERMANY		1,145,539
NETHERLANDS— 2.7%
Financials — 2.7%
Aegon, 6.500%	10,478	269,075
Aegon, 6.375%	20,890	537,918
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	4,875	118,024
ING Groep, 6.375%	20,890	536,037
ING Groep, 6.125%	14,643	377,497
TOTAL NETHERLANDS		1,838,551
UNITED KINGDOM— 3.6%
Financials — 3.6%
Barclays Bank, Ser 5, 8.125%	52,127	1,360,515

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
HSBC Holdings, 6.200%	27,241	$701,456
Prudential, 6.500%	6,310	166,395
Royal Bank of Scotland Group, Ser S, 6.600%	13,835	352,239
TOTAL UNITED KINGDOM		2,580,605
UNITED STATES— 90.3%
Consumer Goods — 2.3%
Becton Dickinson and, 6.125%	25,799	1,502,018
Dillard's Capital Trust I, 7.500%	3,886	99,326
		1,601,344
Consumer Services — 0.6%
eBay, 6.000%	15,683	411,522
Financials — 58.8%
Allstate, 6.750%	8,083	209,026
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	10,477	272,402
Allstate, Ser E, 6.625%	15,630	410,131
Apollo Global Management, 6.375%(A)	5,794	144,502
Arch Capital Group, 5.450%	6,942	168,830
Arch Capital Group, 5.250%	9,442	225,192
Ares Management, 7.000%(A)	6,518	175,269
Argo Group US, 6.500%	2,791	70,054
Axis Capital Holdings, 5.500%	4,370	106,453
Bank of America, 7.250%	1,547	1,958,502
Bank of America, 6.625%	20,130	523,179
Bank of America, 6.500%	22,137	585,302
Bank of America, 6.375%	13,172	338,784
Bank of America, 6.204%	13,197	334,544
Bank of America, 6.200%	20,130	523,581
Bank of America, 6.000%	18,124	466,874
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	12,226	279,975
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	7,881	190,326
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	9,849	234,111
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650%	10,638	235,844
Bank of New York Mellon, 5.200%	11,894	303,059
BB&T, 5.850%	12,039	308,680
BB&T, 5.625%	9,747	253,714
BB&T, 5.625%	24,014	609,475
BB&T, 5.200%	9,439	235,031
BB&T, 5.200%	10,480	260,114
Capital One Financial, 6.200%	10,477	272,611
Capital One Financial, 6.000%	10,478	269,704
Capital One Financial, 5.200%	12,565	301,434

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, Ser B, 6.000%	18,289	$462,529
Capital One Financial, Ser C, 6.250%	10,478	270,018
Capital One Financial, Ser D, 6.700%	10,476	276,776
Carlyle Group, 5.875%	8,400	196,728
Charles Schwab, 6.000%	12,559	328,167
Charles Schwab, 5.950%	15,683	406,817
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	31,195	846,632
Citigroup, 6.300%	18,806	491,401
Citigroup, 5.800%	12,040	302,686
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	19,843	559,176
Citigroup, Ser L, 6.875%	10,061	259,574
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	9,433	258,370
First Republic Bank, 5.500%	3,690	94,612
First Republic Bank, 5.125%	3,887	97,369
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	14,639	396,863
Goldman Sachs Group, 6.300%	14,120	371,780
Goldman Sachs Group, 6.200%	2,892	74,903
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	20,889	542,696
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	15,693	357,016
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	3,824	88,602
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	14,652	329,963
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	12,552	369,531
Huntington Bancshares, 6.250%	12,559	331,683
JPMorgan Chase, 6.300%	18,389	481,792
JPMorgan Chase, 6.150%	24,011	635,811
JPMorgan Chase, 6.125%	29,844	776,541
JPMorgan Chase, 6.100%	27,137	713,160
JPMorgan Chase, 5.450%	18,808	477,535
JPMorgan Chase, Ser T, 6.700%	19,328	510,066
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	10,475	280,940
KKR, 6.750%(A)	7,248	194,609
KKR, 6.500%	3,000	79,260
Legg Mason, 6.375%	5,269	138,786
Legg Mason, 5.450%	10,481	257,728
MB Financial, 6.000%	3,871	98,556
Merrill Lynch Capital Trust I, 6.450%	21,134	547,582
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	12,707	318,183
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	20,886	564,966
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	20,889	538,727
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	22,980	523,944
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	18,019	514,623
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	17,762	489,698

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser G, 6.625%	10,477	$274,707
Navient, 6.000%	5,359	122,185
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	10,785	298,421
New York Community Capital Trust V, 6.000%	1,392	68,208
Northern Trust, 5.850%	8,392	224,654
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	5,271	133,514
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	31,299	857,593
PNC Financial Services Group, 5.375%	9,439	237,108
Prudential Financial, 5.750%	12,040	302,565
Prudential Financial, 5.700%	14,853	375,335
Regions Financial, Ser A, 6.375%	10,479	267,424
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	10,476	279,500
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	8,390	228,376
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	8,394	213,795
State Street, 6.000%	15,683	410,111
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	15,683	410,267
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	10,478	269,075
State Street, 5.250%	10,480	262,838
Stifel Financial, 5.200%	4,342	104,816
TCF Financial, 5.700%	3,417	82,008
Torchmark, 6.125%	6,311	165,727
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	22,967	642,157
US Bancorp, 4.500%	10,479	265,538
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	20,898	476,892
Validus Holdings, 5.875%	2,892	73,457
Validus Holdings, 5.800%	4,871	121,872
Virtus Investment Partners, 7.250%	573	60,526
Webster Financial, 5.250%	2,892	68,222
Wells Fargo, 7.500%	1,808	2,272,656
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	15,361	421,967
Wells Fargo, 6.000%	16,457	425,084
Wells Fargo, 6.000%	14,635	375,827
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	31,483	813,206
Wells Fargo, 5.700%	16,002	402,610
Wells Fargo, 5.625%	12,634	315,597
Wells Fargo, 5.500%	18,280	453,527
Wells Fargo, 5.250%	11,450	283,159
Wells Fargo, 5.200%	13,727	337,821
Wells Fargo, 5.125%	11,907	293,269

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, Ser J, 8.000%	39,231	$1,005,883
WR Berkley, 5.750%	6,108	149,890
WR Berkley, 5.625%	7,357	177,524
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	2,686	70,884
		41,218,897
Industrials — 1.9%
Belden, 6.750%	2,715	213,344
Rexnord, 5.750%	4,218	264,764
Stanley Black & Decker, 5.750%	15,684	401,981
Stanley Black & Decker, 5.375%	3,920	417,284
		1,297,373
Oil & Gas — 0.7%
Chesapeake Energy, 4.500%*	1,239	67,203
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	3,345	78,240
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%(A)	4,408	101,913
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	8,096	174,469
Targa Resources Partners, 9.000%, VAR ICE LIBOR USD 1 Month+7.710%	2,434	65,353
		487,178
Real Estate Investment Trust — 10.4%
American Homes 4 Rent, 5.875%	2,976	70,531
American Homes 4 Rent, 5.875%	2,256	52,339
Braemar Hotels & Resorts, 5.500%	2,406	48,120
CBL & Associates Properties, 6.625%	3,340	54,709
CBL & Associates Properties, Ser D, 7.375%	9,541	175,077
Crown Castle International, 6.875%	861	898,264
DDR, 6.375%	3,419	79,970
Digital Realty Trust, 6.350%	5,269	136,151
Digital Realty Trust, 5.875%	4,876	122,826
Digital Realty Trust, 5.250%	3,891	91,828
Digital Realty Trust, Ser H, 7.375%	7,665	199,827
EPR Properties, 5.750%	2,891	66,204
Federal Realty Investment Trust, 5.000%	2,909	64,085
Government Properties Income Trust, 5.875%	6,520	166,782
Kimco Realty, 5.500%	4,370	99,898
Kimco Realty, 5.250%	5,135	112,405
Kimco Realty, 5.125%	4,365	95,201
National Retail Properties, 5.700%	6,058	142,242
National Retail Properties, 5.200%	7,260	161,462
PS Business Parks, 5.750%	4,467	111,318
PS Business Parks, 5.250%	3,891	89,298
PS Business Parks, 5.200%	3,710	84,365
PS Business Parks, 5.200%	3,870	87,346

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate Investment Trust — continued
Public Storage, 6.375%	6,000	$155,880
Public Storage, 6.000%	6,051	157,447
Public Storage, 5.875%	3,690	94,427
Public Storage, 5.625%	6,054	151,895
Public Storage, 5.400%	6,312	160,009
Public Storage, 5.375%	10,377	255,378
Public Storage, 5.200%	10,483	252,011
Public Storage, 5.150%	5,901	142,686
Public Storage, 5.125%	3,871	95,498
Public Storage, 5.050%	6,316	152,721
Public Storage, 4.950%	6,838	164,317
Public Storage, 4.900%	7,358	175,856
RLJ Lodging Trust, 1.950%	6,770	173,177
Senior Housing Properties Trust, 6.250%	5,270	136,229
Senior Housing Properties Trust, 5.625%	7,355	183,434
SL Green Realty, 6.500%	4,466	113,526
Spirit Realty Capital, 6.000%	3,344	72,598
Sutherland Asset Management, 7.000%	2,239	57,296
VEREIT, Ser F, 6.700%	22,367	565,885
Vornado Realty Trust, 5.400%	6,319	145,527
Vornado Realty Trust, 5.250%	6,729	149,384
Wells Fargo Real Estate Investment, 6.375%	4,698	123,041
Welltower, 6.500%*	7,510	435,280
		7,323,750
Techhnology — 0.3%
Pitney Bowes, 6.700%	8,920	214,972
Telecommunications — 5.1%
AT&T, 5.350%	27,609	691,881
Qwest, 7.500%	3,167	80,442
Qwest, 7.000%	4,559	111,969
Qwest, 7.000%	8,399	201,744
Qwest, 6.875%	10,487	237,531
Qwest, 6.750%	13,820	308,601
Qwest, 6.625%	8,404	185,140
Qwest, 6.500%	20,434	438,309
Qwest, 6.125%	16,220	332,023
Qwest, Ser 52, 7.000%	11,004	258,484
United States Cellular, 7.250%	6,311	160,678
United States Cellular, 7.250%	5,792	148,507
United States Cellular, 6.950%	7,187	183,556
Verizon Communications, 5.900%	10,478	271,171
		3,610,036

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 10.2%
Alabama Power, 5.000%	4,876	$123,753
Dominion Energy, 6.750%	14,616	643,835
Dominion Energy, 5.250%	16,728	413,349
DTE Energy, 6.500%*	7,061	363,500
DTE Energy, 6.000%	5,895	154,272
DTE Energy, 5.375%	6,314	155,514
DTE Energy, 5.250%	3,886	95,285
DTE Energy, 5.250%	8,397	203,795
Duke Energy, 5.125%	10,479	263,966
Entergy Arkansas, 4.875%	8,605	211,683
Entergy Louisiana, 4.875%	5,691	137,950
Entergy Mississippi, 4.900%	5,482	133,706
Entergy New Orleans, 5.500%	2,130	55,316
Georgia Power, 5.000%	5,691	140,511
NextEra Energy, 6.123%*	15,648	885,677
NextEra Energy Capital Holdings, 5.250%	10,480	259,799
NextEra Energy Capital Holdings, 5.125%	10,481	259,510
NextEra Energy Capital Holdings, 5.000%	9,440	231,280
Pacific Gas & Electric, 6.000%	2,024	51,715
PPL Capital Funding, Ser B, 5.900%	9,438	238,876
SCE Trust II, 5.100%	8,400	198,324
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	5,791	152,245
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	6,834	173,857
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%(A)	6,312	161,713
SCE Trust VI, 5.000%	9,965	227,202
Southern, 6.250%	20,888	548,728
Southern, 5.250%	9,441	229,888
Southern, 5.250%	16,727	416,168
		7,131,417
TOTAL UNITED STATES		63,296,489
TOTAL PREFERRED STOCK
(Cost $70,632,160)		69,716,933
TOTAL INVESTMENTS — 99.5%
(Cost $70,632,160)		$69,716,933

Percentages are based on Net Assets of $70,081,229

(A)	Security considered Master Limited Partnership. At May 31, 2018, these securities amounted to $1,728,936 or 2.50% of net assets.

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR —Variable Rate

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF	Global X U.S. Preferred ETF
Assets:
Cost of Investments	$452,885,104	$10,829,158	$70,632,160
Cost of Repurchase Agreement	19,130,442	—	—
Cost of Affiliated Investments	—	2,569,281	—

Investments, at Value	$452,661,017 *	$10,716,148	$69,716,933
Affiliated Investments, at Value	—	2,645,414	—
Repurchase Agreement, at Value	19,130,442	—	—
Cash	811,502	32,057	467,510
Receivable for Investment Securities Sold	19,804,897	—	4,152,382
Dividend and Interest Receivable	567,657	27,916	377,505
Reclaim Receivable	1,485	—	—
Total Assets	492,977,000	13,421,535	74,714,330
Liabilities:
Obligation to Return Securities Lending Collateral	19,880,580	—	—
Payable for Investment Securities Purchased	15,511,307	—	4,627,620
Payable due to Investment Adviser	174,076	8,441	5,481
Total Liabilities	35,565,963	8,441	4,633,101
Net Assets	$457,411,037	$13,413,094	$70,081,229
Net Assets Consist of:
Paid-in Capital	$527,068,898	$13,596,370	$70,980,119
Undistributed (Distributions in Excess of) Net Investment Income	(6,288,469)	(258,280)	290,810
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(63,145,305)	111,881	(274,479)
Net Unrealized Depreciation on Investments	(224,087)	(36,877)	(915,227)
Net Assets	$457,411,037	$13,413,094	$70,081,229
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	35,000,000	900,000	2,900,000
Net Asset Value, Offering and Redemption Price Per Share	$13.07	$14.90	$24.17
*Includes Market Value of Securities on Loan	$19,605,404	$—	$—

The accompanying notes are an integral part of the financial statements.

15

Statements of Operations

For the period ended May 31, 2018 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF	Global X U.S. Preferred ETF
Investment Income:
Dividend Income	$5,629,824	$273,980	$1,003,125
Dividend Income, from Affiliated Investments	—	117,894	—
Security Lending Income	47,571	—	—
Less: Foreign Taxes Withheld	(295,452)	—	(187)
Total Investment Income	5,381,943	391,874	1,002,938
Supervision and Administration Fees(1)	889,050	47,506	32,395
Tax Expense	—	—	85
Custodian Fees	5,886	50	61
Total Expenses	894,936	47,556	32,541
Net Expenses	894,936	47,556	32,541
Net Investment Income	4,487,007	344,318	970,397
Net Realized Gain (Loss) on:
Investments(2)	(5,351,807)	34,454	(267,852)
Affiliated Investments	—	(151)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(5,351,807)	34,303	(267,852)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,859,946	(217,773)	(900,730)
Affiliated Investments	—	(55,614)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	17,859,946	(273,387)	(900,730)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	12,508,139	(239,084)	(1,168,852)
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,995,146	$105,234	$(198,185)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF		Global X SuperDividend® Alternatives ETF
	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Income	$4,487,007	$5,479,213	$344,318	$497,992
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(5,351,807)	(10,546,533)	34,303	10,165
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	17,859,946	(22,017,976)	(273,387)	402,336
Net Increase (Decrease) in Net Assets Resulting from Operations	16,995,146	(27,085,296)	105,234	910,493
Dividends and Distributions from:
Net Investment Income	(10,775,475)	(11,328,219)	(495,720)	(566,361)
Return of Capital	—	(1,167,465)	—	(74,271)
Total Dividends and Distributions	(10,775,475)	(12,495,684)	(495,720)	(640,632)
Capital Share Transactions:
Issued	177,564,736	230,097,521	2,254,817	6,152,299
Redeemed	(32,353,258)	(14,987,587)	—	—
Increase in Net Assets from Capital Share Transactions	145,211,478	215,109,934	2,254,817	6,152,299
Total Increase in Net Assets	151,431,149	175,528,954	1,864,331	6,422,160
Net Assets:
Beginning of Period	305,979,888	130,450,934	11,548,763	5,126,603
End of Period	$457,411,037	$305,979,888	$13,413,094	$11,548,763
Distributions in Excess of Net Investment Income	$(6,288,469)	$(1)	$(258,280)	$(106,878)
Share Transactions:
Issued	13,600,000	16,200,000	150,000	400,000
Redeemed	(2,500,000)	(1,100,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	11,100,000	15,100,000	150,000	400,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF
	Period Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017(1) (Audited)
Operations:
Net Investment Income	$970,397	$168,167
Net Realized Loss on Investments and Foreign Currency Transactions(2)	(267,852)	(6,165)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(900,730)	(14,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,185)	147,505
Dividends and Distributions from:
Net Investment Income	(818,760)	(29,450)
Total Dividends and Distributions	(818,760)	(29,450)
Capital Share Transactions:
Issued	60,469,910	26,158,170
Redeemed	(15,647,961)	—
Increase in Net Assets from Capital Share Transactions	44,821,949	26,158,170
Total Increase in Net Assets	43,805,004	26,276,225
Net Assets:
Beginning of Period	26,276,225	—
End of Period	$70,081,229	$26,276,225
Undistributed Net Investment Income	$290,810	$139,173
Share Transactions:
Issued	2,500,000	1,050,000
Redeemed	(650,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,850,000	1,050,000

(1)	Fund Commenced Operations on September 11, 2017.
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2018 (Unaudited)	12.80	0.15	0.44	0.59	(0.32)	—	(0.32)	13.07	4.68	457,411	0.45	†	2.27	†	13.10
2017	14.82	0.31	(1.54)	(1.23)	(0.72)	(0.07)	(0.79)	12.80	(8.71)	305,980	0.45		2.20		40.42
2016	13.47	0.36	1.59	1.95	(0.60)	—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
2015	18.92	0.27	(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
2014	15.56	0.26	3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
2013 (1)	15.06	0.12	0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—
Global X SuperDividend® Alternatives ETF
2018 (Unaudited)	15.40	0.40	(0.31)	0.09	(0.59)	—	(0.59)	14.90	0.69	13,413	0.75	†	5.44	†	0.77
2017	14.65	1.04	0.85	1.89	(1.14)	—	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
2016	14.43	0.99#	0.53^	1.52	(1.30)	—	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80
2015 (2)	15.04	0.45	(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50
Global X U.S. Preferred ETF
2018 (Unaudited)	25.03	0.84	(0.98)	(0.14)	(0.72)	—	(0.72)	24.17	(0.56)	70,081	0.23	†	6.93	†	27.36
2017 (3)	25.08	0.44	(0.25)	0.19	(0.24)	—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
#	Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 6, 2013.
(2)	The Fund commenced operations on July 13, 2015.
(3)	The Fund commenced operations on September 11, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

19

Notes to Financial Statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2018, the Trust had eighty-nine portfolios, fifty-four of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF, the Global X SuperDividend® Alternatives ETF, and the Global X U.S. Preferred ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the Global X SuperDividend® Alternatives ETF, this was effective from December 1, 2015 (see Note 8 below).

MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

20

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

21

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the securities’ last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2018, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

22

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by Chase Securities Inc. and Royal Bank of Canada are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At May 31, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X MLP & Energy Infrastructure ETF
Chase Securities	$6,242,782	$6,242,782	$-	$-
Royal Bank of Canada	12,887,660	12,887,660	-	-

(1)Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for the Fund.

(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

23

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2018	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$250	$653,500	$250
Global X SuperDividend® Alternatives ETF	50,000	$500	$745,000	$500
Global X U.S. Preferred ETF	50,000	$650	$1,028,500	$650

24

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the respective Funds, under the Supervision and Administration Agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses), respectively. The following table discloses the rate of supervision and administration fees paid by the Funds pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%
Global X U.S. Preferred ETF	0.23%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

25

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

BBH serves as custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Funds’ transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

		Sales and
2018	Purchases	Maturities
Global X MLP & Energy Infrastructure ETF	$50,822,445	$70,862,445
Global X SuperDividend® Alternatives ETF	97,099	201,941
Global X U.S. Preferred ETF	9,340,237	9,713,831

For the period or year ended May 31, 2018, and November 30, 2017, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and
2018	Purchases	Maturities	Realized Gain
Global X MLP & Energy Infrastructure ETF	$177,326,403	$24,633,814	$4,224,823
Global X SuperDividend® Alternatives ETF	2,252,502	-	-
Global X U.S. Preferred ETF	60,369,973	15,601,458	(99,142)

		Sales and
2017	Purchases	Maturities	Realized Gain
Global X MLP & Energy Infrastructure ETF	$229,885,154	$11,071,545	$2,420,683
Global X SuperDividend® Alternatives ETF	6,146,563	-	-
Global X U.S. Preferred ETF	26,081,130	-	-

During the period ended May 31, 2018, there were no purchases or sales of long-term U.S. Government securities by the Funds.

26

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2017 and November 30, 2016 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X MLP & Energy Infrastructure ETF
2017	$11,328,219	$–	$1,167,465	$12,495,684
2016	4,335,500	–	–	4,335,500
Global X SuperDividend® Alternatives ETF
2017	$566,361	$–	$74,271	$640,632
2016	165,795	1,569	21,650	189,014
Global X U.S. Preferred ETF
2017	$29,450	$–	$–	$29,450

As of November 30, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF	Global X U.S. Preferred ETF
Undistributed Ordinary Income	$–	$–	$147,299
Capital Loss Carryforwards	(30,753,194)	–	(951)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(45,124,328)	207,214	26,252
Post-October Losses	–	–	(4,891)
Other Temporary Differences	(10)	(4)	(49,654)
Total Distributable Earnings (Accumulated Losses)	$(75,877,532)	$207,210	$118,055

For taxable years beginning after December 22, 2010, a regulated investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$(10,797,362)	$(19,955,832)	$(30,753,194)
Global X SuperDividend® Alternatives ETF	—	—	—
Global X U.S. Preferred ETF	(951)	—	(951)

27

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

5. TAX INFORMATION (continued)

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2018, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP & Energy Infrastructure ETF	$499,055,842	$30,668,310	$(57,932,693)	$(27,264,383)
Global X SuperDividend® Alternatives ETF	13,427,735	424,456	(490,629)	(66,173)
Global X U.S. Preferred ETF	70,591,410	35,637	(910,114)	(874,477)

The preceding differences between book and tax cost are primarily due to MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index). A more complete description of risks is included in each Fund's prospectus and statement of additional information.

Under normal circumstances, the Global X MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs

28

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors, including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2018, the Global X MLP & Energy Infrastructure ETF had securities on loan.

29

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of May 31, 2018 the value of securities on loan was $19,605,404, for the Global X MLP & Energy Infrastructure ETF and the value of securities purchased with the cash collateral held from securities on loan was $19,880,580 for the Global X MLP & Energy Infrastructure ETF.

As of May 31, 2018, the following Fund had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X MLP & Energy Infrastructure ETF
Citigroup	$8,824,200	$8,847,120
Goldman Sachs & Co.	226,725	231,000
UBS Securities LLC	10,554,479	10,802,460

8. CHANGE IN ACCOUNTING ESTIMATE

Effective December 1, 2015, the Global X SuperDividend® Alternatives ETF changed its method for estimating the characterization of amounts distributed by MLPs, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the Fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

30

Notes to Financial Statements (Concluded)

May 31, 2018 (Unaudited)

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:

On February 12, 2018, Global X Management Company LLC ("Global X"), the Funds current investment adviser, entered into an agreement and plan of merger (the "Acquisition Agreement") pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC ("Horizons") and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. ("Mirae"), would be merged with and into Global X (the "Transaction"), subject to certain conditions.  Pursuant to the Acquisition Agreement, Horizons acquired all of the equity interests of Global X, and Global X became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae.  In this manner, Global X is ultimately controlled by Mirae.  The Transaction closed on July 2, 2018 (such closing date being the "Effective Date").

Under the Investment Company Act of 1940, as amended (the "1940 Act"), the closing of the Transaction resulted in a change of control of Global X, and the assignment and automatic termination of the Investment Advisory Agreements between the Trust, on behalf of the Fund, and Global X (together, the "Current Advisory Agreements").

As of July 20, 2018, the shareholders of the Funds have approved a new Investment Advisory Agreement between the Trust and Global X.

31

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2017 to May 31, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

32

Disclosure of Fund Expenses (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,046.80	0.45%	$2.31
Hypothetical 5% Return	1,000.00	1,022.67	0.45	2.28
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,006.90	0.75%	$3.76
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78
Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$994.40	0.23%	$1.15
Hypothetical 5% Return	1,000.00	1,023.78	0.23	1.17

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

33

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

34

Shareholder Voting Results (Unaudited)

On May 11, 2018, a special Meeting of Shareholders of the Trust was held to elect the following four nominees to serve as members of the Board. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Charles A. Baker	For	372,438,195	97.28%	68.98%
	Withheld	10,414,231	2.72%	1.93%

Luis Berruga	For	359,303,234	93.85%	66.55%
	Withheld	23,552,191	6.15%	4.36%

Sanjay Ram Bharwani	For	358,443,432	93.62%	66.39%
	Withheld	24,412,956	6.38%	4.48%

Clifford J. Weber	For	372,088,624	97.19%	68.92%
	Withheld	10,759,838	2.81%	1.99%

35

Notes

36

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0500

Global X FinTech ETF (ticker: FINX)

Global X Future Analytics Tech ETF (ticker: AIQ)

Global X Internet of Things ETF (ticker: SNSR)

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)

Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)

Global X Health & Wellness Thematic ETF (ticker: BFIT)

Global X Longevity Thematic ETF (ticker: LNGR)

Global X Millennials Thematic ETF (ticker: MILN)

Global X U.S. Infrastructure Development ETF (ticker: PAVE)

Global X Conscious Companies  ETF (ticker: KRMA)

Global X Founder-Run Companies ETF (ticker: BOSS)

Global X Iconic U.S. Brands ETF (ticker: LOGO)

Semi-Annual Report

May 31, 2018

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov

Schedule of Investments	May 31, 2018 (Unaudited)

Global X FinTech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 3.7%
Financials — 1.2%
Afterpay Touch Group *	332,900	$1,969,763
Technology — 2.5%
IRESS	269,180	2,108,029
MYOB Group	957,200	2,035,178
		4,143,207
TOTAL AUSTRALIA		6,112,970

CHINA— 1.3%
Financials — 1.3%
Yirendai ADR	92,291	2,165,146

DENMARK— 3.2%
Technology — 3.2%
SimCorp	63,950	5,169,916

GERMANY— 11.4%
Financials — 1.0%
Hypoport *	9,785	1,768,126
Technology — 10.4%
GFT Technologies	40,092	637,406
Wirecard	107,070	16,516,435
		17,153,841
TOTAL GERMANY		18,921,967

JAPAN— 0.4%
Technology — 0.4%
Metaps *	20,310	626,246

SWITZERLAND— 8.0%
Financials — 0.9%
Leonteq *	25,230	1,424,336
Technology — 7.1%
Temenos	79,501	11,806,679
TOTAL SWITZERLAND		13,231,015

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2018 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.2%
Technology — 1.2%
Alfa Financial Software Holdings * (A)	463,700	$1,943,627

UNITED STATES— 70.3%
Financials — 13.7%
Black Knight *	110,245	5,578,397
HealthEquity *	94,641	7,032,773
LendingClub *	636,788	2,095,033
LendingTree *	18,837	4,876,899
On Deck Capital *	113,516	753,746
Virtu Financial, Cl A	64,016	1,987,697
		22,324,545
Technology — 56.6%
Blucora *	67,728	2,570,278
Bottomline Technologies *	63,858	3,037,086
Ellie Mae *	53,786	5,716,914
Envestnet *	69,147	3,657,876
Fidelity National Information Services	84,690	8,657,012
First Data, Cl A *	387,013	7,353,247
Fiserv *	110,082	7,991,953
Guidewire Software *	86,043	7,988,232
Intuit	51,332	10,348,531
Mitek Systems *	52,115	450,795
PayPal Holdings *	133,439	10,951,339
Square, Cl A *	250,002	14,562,617
SS&C Technologies Holdings	185,734	9,455,718
		92,741,598
TOTAL UNITED STATES		115,066,143
TOTAL COMMON STOCK
(Cost $144,968,845)		163,237,030

TOTAL INVESTMENTS — 99.5%
(Cost $144,968,845)		$163,237,030

Percentages are based on Net Assets of $163,985,088.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of May 31, 2018 was $1,943,627 and represents 1.2% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2018 (Unaudited)

Global X FinTech ETF

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.3%
Technology — 0.3%
Xero *	5,250	$162,749
CANADA— 1.5%
Technology — 1.5%
Open Text	9,523	332,042
Thomson Reuters	12,676	492,597
TOTAL CANADA		824,639
CHINA— 6.2%
Consumer Services — 6.2%
Alibaba Group Holding ADR *	8,518	1,686,649
Baidu ADR *	6,561	1,591,436
TOTAL CHINA		3,278,085
GERMANY— 4.0%
Consumer Services — 0.9%
United Internet	7,700	490,755
Industrials — 2.8%
Siemens	11,473	1,493,252
Technology — 0.3%
Software	3,150	150,315
TOTAL GERMANY		2,134,322
HONG KONG— 2.9%
Consumer Services — 2.9%
Tencent Holdings	29,670	1,509,949
SOUTH KOREA— 1.1%
Technology — 1.1%
SK Hynix	6,446	558,520
TAIWAN— 0.9%
Technology — 0.9%
Global Unichip	18,200	154,899
Phison Electronics	16,100	148,042
Winbond Electronics	245,000	163,952
TOTAL TAIWAN		466,893

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.6%
Consumer Services — 1.6%
Experian	35,000	$857,640

UNITED STATES— 81.3%
Consumer Services — 15.8%
Amazon.com *	998	1,626,360
CoreLogic *	3,363	176,322
eBay *	36,155	1,363,767
FireEye *	8,263	137,909
Netflix *	4,653	1,635,995
Nielsen Holdings	14,916	450,016
Palo Alto Networks *	2,660	553,520
Shopify, Cl A *	3,220	476,850
Symantec	22,546	468,506
Trade Desk, Cl A *	2,800	239,484
Twilio, Cl A *	3,643	196,613
Verisk Analytics, Cl A *	5,673	602,699
Wix.com *	1,753	152,423
Yelp, Cl A *	3,430	146,975
		8,227,439
Industrials — 5.0%
Lockheed Martin	1,450	456,083
Northrop Grumman	1,432	468,622
Raytheon	6,711	1,405,955
Zebra Technologies, Cl A *	1,680	257,897
		2,588,557
Technology — 60.5%
Adobe Systems *	6,774	1,688,623
Advanced Micro Devices *	49,082	673,896
Alphabet, Cl A *	1,415	1,556,500
athenahealth *	1,260	189,592
Autodesk *	3,918	505,814
Blackbaud	1,543	150,396
CA	16,036	573,127
Convergys	6,373	150,658
Cornerstone OnDemand *	3,430	169,716
Cypress Semiconductor	13,093	215,511
Dell Technologies, Cl V *	7,283	587,447
Dun & Bradstreet	1,470	180,531
DXC Technology	10,229	942,193
Envestnet *	2,733	144,576
Facebook, Cl A *	9,174	1,759,390
Fair Isaac *	1,120	206,114

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
First Data, Cl A *	20,936	$397,784
Genpact	7,563	227,117
Hewlett Packard Enterprise	55,418	844,570
Hortonworks *	8,333	148,161
HubSpot *	1,330	161,196
Intel	29,602	1,634,030
International Business Machines	10,528	1,487,712
Juniper Networks	14,913	397,282
LogMeIn	2,033	219,361
Micron Technology *	9,943	572,617
Microsoft	16,057	1,587,074
NetApp	7,353	502,357
Nuance Communications *	12,883	174,049
NVIDIA	6,650	1,677,064
Oracle	32,999	1,541,713
Pegasystems	2,450	151,532
PTC *	3,710	319,950
Pure Storage, Cl A *	7,350	157,731
QUALCOMM	29,653	1,723,432
salesforce.com *	12,420	1,606,279
Seagate Technology	9,733	548,455
ServiceNow *	5,742	1,019,837
Snap, Cl A *	29,199	332,577
Splunk *	4,620	511,942
Super Micro Computer *	8,683	209,260
Synopsys *	6,090	536,346
Tableau Software, Cl A *	2,170	214,548
Teradata *	4,480	178,618
Twitter *	22,196	770,201
Verint Systems *	3,640	153,608
VMware, Cl A *	3,500	481,180
Workday, Cl A *	4,697	615,119
Xilinx	10,713	729,662
Zendesk *	3,150	176,053
		31,702,501
TOTAL UNITED STATES		42,518,497
TOTAL COMMON STOCK
(Cost $52,439,707)		52,311,294
TOTAL INVESTMENTS — 99.8%
(Cost $52,439,707)		$52,311,294

Percentages are based on Net Assets of $52,402,456.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Internet of Things ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA— 5.5%
Technology — 5.5%
AMS	69,719	$6,036,498
CANADA— 0.4%
Technology — 0.4%
Sierra Wireless *	26,199	430,389
FRANCE— 4.2%
Industrials — 4.2%
Legrand	30,740	2,315,870
Schneider Electric	26,951	2,321,106
TOTAL FRANCE		4,636,976
HONG KONG— 0.4%
Industrials — 0.4%
Wasion Group Holdings	816,960	478,044
JAPAN— 0.7%
Industrials — 0.5%
Nippon Ceramic	21,680	536,188
Technology — 0.2%
JIG-SAW *	5,426	165,310
TOTAL JAPAN		701,498
NETHERLANDS— 2.0%
Technology — 2.0%
NXP Semiconductors *	19,358	2,206,812
NORWAY— 0.8%
Technology — 0.8%
Nordic Semiconductor *	135,512	902,580
SOUTH KOREA— 0.4%
Consumer Goods — 0.4%
Motrex	10,900	383,237
SWEDEN— 0.2%
Industrials — 0.2%
Fingerprint Cards *, Cl B	250,150	179,858

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 12.8%
Industrials — 3.5%
ABB	83,832	$1,900,738
Landis+Gyr Group *	28,114	2,057,575
		3,958,313
Technology — 9.3%
STMicroelectronics	425,703	10,117,329
TOTAL SWITZERLAND		14,075,642
TAIWAN— 6.6%
Technology — 6.6%
Advantech	574,243	3,890,704
eMemory Technology	62,362	755,550
MediaTek	238,200	2,476,488
TOTAL TAIWAN		7,122,742
UNITED KINGDOM— 0.2%
Technology — 0.2%
Telit Communications *	103,730	224,987
UNITED STATES— 65.7%
Health Care — 5.8%
DexCom *	71,328	6,276,151
Industrials — 19.4%
Badger Meter	24,113	1,054,944
Belden	34,800	1,923,048
Emerson Electric	36,079	2,555,836
Honeywell International	15,805	2,337,718
Itron *	31,824	1,817,150
Johnson Controls International	50,892	1,707,936
Rockwell Automation	13,198	2,315,061
Sensata Technologies Holding *	141,302	7,219,119
		20,930,812
Technology — 40.5%
Alarm.com Holdings *	38,324	1,702,735
Ambarella *	27,763	1,356,500
Analog Devices	26,056	2,532,122
Cisco Systems	66,522	2,841,155
Cypress Semiconductor	272,131	4,479,276
Fitbit, Cl A *	151,213	821,087
Garmin	124,055	7,454,464
Impinj *	16,662	298,250
Intel	61,672	3,404,294
InterDigital	28,557	2,251,719
International Business Machines	13,725	1,939,480
NETGEAR *	26,852	1,623,203

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
QUALCOMM	37,519	$2,180,604
Rambus *	92,501	1,245,063
Sigma Designs *	54,745	339,419
Silicon Laboratories *	34,870	3,682,272
Skyworks Solutions	61,752	6,089,365
		44,241,008
TOTAL UNITED STATES		71,447,971
TOTAL COMMON STOCK
(Cost $100,240,405)		108,827,234

TOTAL INVESTMENTS — 99.9%
(Cost $100,240,405)		$108,827,234

Percentages are based on Net Assets of $108,978,859.

*	Non-income producing security.

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 2.4%
Industrials — 2.4%
ATS Automation Tooling Systems *	1,700,882	$26,577,920
Maxar Technologies (A)	670,050	32,025,208
TOTAL CANADA		58,603,128
FINLAND— 2.1%
Industrials — 2.1%
Cargotec, Cl B	1,017,570	52,097,189
ISRAEL— 1.0%
Health Care — 1.0%
Mazor Robotics ADR * (A)	437,003	26,014,789
JAPAN— 46.8%
Health Care — 1.3%
CYBERDYNE *	2,523,184	32,444,089
Industrials — 45.5%
Daifuku	2,276,426	118,383,790
FANUC	826,575	177,038,983
Hirata	197,751	14,506,654
Keyence	355,755	218,832,958
Mitsubishi Electric	11,322,437	161,012,151
Omron	2,335,414	123,171,082
SMC	326,955	124,678,961
Toshiba Machine	2,770,261	15,528,455
Yaskawa Electric	4,656,269	188,573,645
		1,141,726,679
TOTAL JAPAN		1,174,170,768
SOUTH KOREA— 4.8%
Industrials — 4.8%
Hyundai Heavy Industries Holdings *	339,166	122,080,252

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
SWITZERLAND— 7.7%
Health Care — 2.0%
Tecan Group	214,159	$50,756,838
Industrials — 5.7%
ABB	6,354,663	144,080,397
TOTAL SWITZERLAND		194,837,235
UNITED KINGDOM— 5.2%
Industrials — 5.2%
QinetiQ Group	10,414,158	36,625,753
Renishaw	1,337,878	95,599,591
TOTAL UNITED KINGDOM		132,225,344
UNITED STATES— 29.9%
Consumer Goods — 1.3%
iRobot * (A)	505,342	31,538,394
Health Care — 9.5%
Accuray *	1,519,348	6,685,131
Intuitive Surgical *	505,371	232,303,887
		238,989,018
Industrials — 7.3%
Aerovironment *	432,912	25,048,288
FARO Technologies *	307,562	16,500,701
John Bean Technologies (A)	580,847	51,288,790
Trimble * (A)	2,770,878	91,605,227
		184,443,006
Technology — 11.8%
Brooks Automation (A)	1,282,306	41,905,760
NVIDIA	1,014,966	255,964,276
		297,870,036
TOTAL UNITED STATES		752,840,454
TOTAL COMMON STOCK
(Cost $2,555,134,030)		2,512,869,159

U.S. TREASURY OBLIGATION(B) — 6.7%
U.S. Treasury Bill
1.725%, 06/28/18
(Cost $169,780,382)	$170,000,000	169,779,105

SHORT-TERM INVESTMENT(C)(D) — 3.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.680%
(Cost $93,878,974)	93,878,974	93,878,974

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.8%
Chase Securities
1.700%, dated 05/31/18, to be repurchased on 06/01/18, repurchase price $23,305,637 (collateralized by U.S. Treasury Obligations, ranging in par value $766,875 - $9,167,477, 1.875%, 1/31/2022, with a total market value of $24,458,760)	$23,304,536	$23,304,536

Royal Bank of Canada
1.760%, dated 05/31/18, to be repurchased on 06/01/18, repurchase price $48,112,460 (collateralized by U.S. Treasury Obligations, ranging in par value $4,734,035 - $8,675,215, 1.625%, 5/15/2026, with a total market value of $53,360,845)	48,110,108	48,110,108
TOTAL REPURCHASE AGREEMENTS
(Cost $71,414,644)		71,414,644
TOTAL INVESTMENTS — 113.1%
(Cost $2,890,208,030)		$2,847,941,882

Percentages are based on Net Assets of $2,517,630,488.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2018. The total value of securities on loan at May 31, 2018 was $158,826,557.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2018, was $165,293,618.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,512,869,159	$—	$—	$2,512,869,159
U.S. Treasury Obligation	—	169,779,105	—	169,779,105
Short-Term Investment	93,878,974	—	—	93,878,974
Repurchase Agreements	—	71,414,644	—	71,414,644
Total Investments in Securities	$2,606,748,133	$241,193,749	$—	$2,847,941,882

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Global X Autonomous & Electric Vehicles ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.4%
AUSTRALIA— 4.0%
Basic Materials — 4.0%
BHP Billiton	44,165	$1,095,754
Mineral Resources	21,615	302,239
Pilbara Minerals *	394,185	274,398
TOTAL AUSTRALIA		1,672,391
BELGIUM— 1.0%
Basic Materials — 1.0%
Umicore	7,081	400,057
CANADA— 2.5%
Basic Materials — 1.2%
Lithium Americas *	41,951	222,173
Orocobre *	59,166	250,402
		472,575
Industrials — 0.6%
Ballard Power Systems *	88,412	263,764
Technology — 0.7%
BlackBerry *	25,533	302,056
TOTAL CANADA		1,038,395
CHINA— 2.6%
Basic Materials — 0.5%
China Molybdenum, Cl H	359,920	228,043
Consumer Services — 2.1%
Baidu ADR *	3,591	871,033
TOTAL CHINA		1,099,076
FRANCE— 1.8%
Consumer Goods — 1.8%
Faurecia	4,070	344,440
Renault	4,400	424,397
TOTAL FRANCE		768,837

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 4.7%
Consumer Goods — 4.7%
Bayerische Motoren Werke	5,830	$581,040
Continental	2,090	529,648
Daimler	11,660	839,507
TOTAL GERMANY		1,950,195
HONG KONG— 0.4%
Industrials — 0.4%
FDG Electric Vehicles *	7,364,400	146,459
ITALY— 2.3%
Consumer Goods — 1.3%
Fiat Chrysler Automobiles *	23,375	529,340
Technology — 1.0%
STMicroelectronics	18,081	429,927
TOTAL ITALY		959,267
JAPAN— 8.2%
Consumer Goods — 8.2%
Denso	10,120	492,750
Honda Motor	25,960	823,637
Mazda Motor	26,840	338,449
Nissan Motor	49,940	496,665
Toyota Motor	19,525	1,243,799
TOTAL JAPAN		3,395,300
NETHERLANDS— 1.6%
Technology — 1.6%
NXP Semiconductors *	5,720	652,080
SOUTH KOREA— 6.3%
Basic Materials — 0.8%
LG Chemical	1,120	351,705
Consumer Goods — 1.7%
Hyundai Motor	3,135	404,253
LG Electronics	3,506	301,179
		705,432
Technology — 3.8%
Samsung Electronics	26,000	1,222,877
Samsung SDI	1,925	358,052
		1,580,929
TOTAL SOUTH KOREA		2,638,066
SPAIN— 0.8%
Consumer Goods — 0.8%
CIE Automotive	8,690	330,080

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 4.2%
Basic Materials — 4.2%
Anglo American	19,965	$477,453
Johnson Matthey	8,085	377,941
Rio Tinto	15,565	878,173
TOTAL UNITED KINGDOM		1,733,567
UNITED STATES— 57.0%
Basic Materials — 3.5%
Albemarle	3,740	349,578
Alcoa *	7,425	356,920
Carpenter Technology	5,900	353,646
FMC	4,472	389,466
		1,449,610
Consumer Goods — 10.9%
Aptiv *	5,555	541,613
Autoliv	2,622	387,977
BorgWarner	7,125	347,558
Dana	12,011	267,845
Ford Motor	60,549	699,341
General Motors	19,129	816,808
Lear	2,071	410,058
Modine Manufacturing *	12,406	223,308
Tesla *	1,835	522,480
Visteon *	2,567	320,772
		4,537,760
Industrials — 7.0%
Allison Transmission Holdings	8,250	340,807
EnerSys	4,235	338,419
Honeywell International	5,665	837,910
Hyster-Yale Materials Handling	3,960	264,132
ITT	6,157	317,824
Johnson Controls International	15,894	533,403
Plug Power *	144,608	270,417
		2,902,912
Technology — 35.6%
Advanced Micro Devices *	32,762	449,822
Alphabet, Cl A *	1,115	1,226,500
Ambarella *	5,444	265,994
Apple	7,177	1,341,166
Cisco Systems	28,272	1,207,497
Cree *	7,136	332,680
Cypress Semiconductor	17,808	293,120
HP	26,876	592,078
Intel	24,637	1,359,963

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Maxim Integrated Products	6,142	$360,228
Micron Technology *	14,680	845,421
Microsoft	13,634	1,347,585
NVIDIA	5,142	1,296,761
ON Semiconductor *	14,025	352,448
QUALCOMM	18,184	1,056,854
Rogers *	2,145	244,444
TE Connectivity	5,927	551,685
Texas Instruments	11,550	1,292,561
Xilinx	5,500	374,605
		14,791,412
TOTAL UNITED STATES		23,681,694
TOTAL COMMON STOCK
(Cost $40,695,586)		40,465,464

PREFERRED STOCK — 2.3%
GERMANY— 2.3%
Consumer Goods — 2.3%
Porsche Automobil Holding	4,895	360,434
Volkswagen	3,245	609,621
TOTAL GERMANY		970,055
TOTAL PREFERRED STOCK
(Cost $1,140,439)		970,055
TOTAL INVESTMENTS — 99.7%
(Cost $41,836,025)		$41,435,519

Percentages are based on Net Assets of $41,542,651.

*	Non-income producing security.

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 1.0%
Consumer Goods — 1.0%
Blackmores	560	$64,613
CANADA— 3.2%
Consumer Goods — 2.9%
Gildan Activewear	6,342	183,582
Consumer Services — 0.3%
Jamieson Wellness	988	19,049
TOTAL CANADA		202,631
CHINA— 4.9%
Consumer Goods — 4.2%
ANTA Sports Products	32,341	186,357
Li Ning *	70,957	85,212
		271,569
Health Care — 0.7%
iKang Healthcare Group ADR *	2,203	44,897
TOTAL CHINA		316,466
FINLAND— 2.0%
Consumer Goods — 2.0%
Amer Sports	3,797	122,330
FRANCE— 2.8%
Consumer Goods — 2.8%
Danone	2,345	178,993
GERMANY— 5.8%
Consumer Goods — 5.8%
adidas	724	163,616
Puma *	352	213,251
TOTAL GERMANY		376,867
HONG KONG— 2.5%
Consumer Goods — 2.5%
Yue Yuen Industrial Holdings	51,759	160,012
IRELAND— 2.7%
Consumer Goods — 2.7%
Glanbia	9,481	175,304

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 1.2%
Consumer Goods — 1.2%
Technogym (A)	6,582	$76,985
JAPAN— 15.6%
Consumer Goods — 13.2%
ABC-Mart	2,696	166,259
Ariake Japan	1,071	93,156
Asics	6,539	109,299
Descente	1,170	22,550
Goldwin	778	64,520
Shimano	1,392	197,182
Yakult Honsha	2,552	168,184
Yonex	3,591	26,574
		847,724
Consumer Services — 1.0%
Tosho	1,244	46,030
Xebio Holdings	1,003	16,941
		62,971
Health Care — 1.4%
Tsumura	2,498	91,165
TOTAL JAPAN		1,001,860
NETHERLANDS— 1.7%
Consumer Goods — 0.8%
Wessanen	2,506	51,923
Consumer Services — 0.9%
Basic-Fit * (A)	1,780	57,347
TOTAL NETHERLANDS		109,270
SOUTH KOREA— 1.1%
Consumer Goods — 0.3%
Youngone	729	21,540
Consumer Services — 0.8%
Fila Korea	2,015	54,490
TOTAL SOUTH KOREA		76,030
TAIWAN— 5.6%
Consumer Goods — 5.6%
Feng TAY Enterprise	21,744	96,522
Giant Manufacturing	12,226	53,047
Merida Industry	9,688	41,389
Pou Chen	96,026	117,623
Standard Foods	29,775	60,819
TOTAL TAIWAN		369,400

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 4.1%
Consumer Goods — 0.1%
Glanbia ^	210	$3,858
Consumer Services — 4.0%
JD Sports Fashion	31,735	160,762
Sports Direct International *	17,597	95,231
		255,993
TOTAL UNITED KINGDOM		259,851

UNITED STATES— 45.7%
Consumer Goods — 27.1%
Calavo Growers	570	50,160
Cal-Maine Foods *	1,426	68,519
Columbia Sportswear	2,281	198,698
Fitbit, Cl A *	3,494	18,972
Hain Celestial Group *	3,383	86,334
Herbalife Nutrition *	3,706	188,154
Lululemon Athletica *	2,037	213,986
Medifast	190	27,833
Nautilus *	1,367	20,437
NIKE, Cl B	2,765	198,527
Nu Skin Enterprises, Cl A	1,717	140,605
Nutrisystem	646	24,096
Sanderson Farms	743	72,725
SunOpta *	2,572	21,090
Under Armour, Cl A *	6,031	126,048
USANA Health Sciences *	787	92,079
VF	2,422	196,570
		1,744,833
Consumer Services — 12.5%
Dick's Sporting Goods	2,603	95,270
Finish Line, Cl A	1,378	18,755
Foot Locker	3,847	207,622
Hibbett Sports *	660	17,457
Planet Fitness, Cl A *	2,849	112,905
Sprouts Farmers Market *	4,359	94,591
United Natural Foods *	1,640	74,751
Weight Watchers International *	2,158	162,541
Zumiez *	748	18,139
		802,031
Health Care — 5.2%
DexCom *	2,588	227,718
Prestige Brands Holdings *	1,724	57,633
Tivity Health *	1,293	45,320
		330,671

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.9%
MINDBODY, Cl A *	1,420	$55,948
TOTAL UNITED STATES		2,933,483
TOTAL COMMON STOCK
(Cost $5,984,775)		6,424,095
TOTAL INVESTMENTS — 99.9%
(Cost $5,984,775)		$6,424,095

Percentages are based on Net Assets of $6,432,750.

*	Non-income producing security.
^	Irish Security listed on the Irish Stock Exchange and London Stock Exchange.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of May 31, 2018 was $134,332 and represents 2.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 1.1%
Health Care — 1.1%
Cochlear	754	$111,906
Regis Healthcare	12,963	36,389
TOTAL AUSTRALIA		148,295
BELGIUM— 1.5%
Health Care — 1.5%
UCB	2,570	202,497
CANADA— 0.3%
Financials — 0.3%
Chartwell Retirement Residences	3,150	35,259
CHINA— 0.3%
Health Care — 0.3%
Luye Pharma Group	33,147	36,383
DENMARK— 6.5%
Health Care — 6.5%
Genmab *	809	121,543
GN Store Nord	1,922	73,274
H Lundbeck	2,622	184,667
Novo Nordisk, Cl B	7,622	361,524
William Demant Holding *	3,413	124,069
TOTAL DENMARK		865,077
FRANCE— 2.1%
Health Care — 2.1%
BioMerieux	1,558	136,944
Korian	1,127	38,019
Orpea	850	111,424
TOTAL FRANCE		286,387
GERMANY— 2.9%
Health Care — 2.9%
Fresenius Medical Care & KGaA	3,729	371,821

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 0.3%
Health Care — 0.3%
Amplifon	1,985	$35,729
JAPAN— 6.8%
Health Care — 6.8%
Chugai Pharmaceutical	7,300	413,228
Kissei Pharmaceutical	1,373	37,255
Miraca Holdings	982	31,997
Mochida Pharmaceutical	541	38,541
Nipro	2,675	32,550
Terumo	5,008	297,774
Toho Holdings	1,566	38,528
TOTAL JAPAN		889,873
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	4,714	37,706
SOUTH KOREA— 2.8%
Health Care — 2.8%
Celltrion *	1,363	335,708
ViroMed *	169	41,546
TOTAL SOUTH KOREA		377,254
SWEDEN— 0.6%
Health Care — 0.6%
Attendo (A)	4,047	37,621
Elekta, Cl B	3,477	42,322
TOTAL SWEDEN		79,943
SWITZERLAND— 2.5%
Health Care — 2.5%
Sonova Holding	857	149,938
Straumann Holding	211	139,400
Ypsomed Holding	257	34,141
TOTAL SWITZERLAND		323,479
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	5,834	31,544
UNITED KINGDOM— 1.9%
Consumer Goods — 0.3%
McCarthy & Stone (A)	20,047	34,332
Health Care — 1.6%
Smith & Nephew	11,534	210,034
TOTAL UNITED KINGDOM		244,366

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 69.6%
Consumer Services — 0.3%
Diplomat Pharmacy *	1,913	$45,032
Health Care — 61.6%
AbbVie	4,129	408,523
ABIOMED *	584	222,586
ACADIA Pharmaceuticals *	1,963	35,530
Agios Pharmaceuticals *	733	68,536
Align Technology *	1,057	350,871
Alkermes *	2,042	96,382
Amedisys *	574	43,825
Amgen	2,224	399,475
Array BioPharma *	2,433	39,780
Becton Dickinson	1,702	377,146
BeiGene ADR *	706	141,285
Biogen Idec *	1,422	418,011
Bluebird Bio *	659	117,994
Blueprint Medicines *	575	48,346
Boston Scientific *	13,475	409,505
Brookdale Senior Living *	5,836	45,929
Celgene *	4,239	333,525
Clovis Oncology *	617	28,974
DaVita *	2,400	160,417
DENTSPLY SIRONA	2,998	131,342
DexCom *	1,146	100,837
Edwards Lifesciences *	2,731	374,994
Ensign Group	1,369	50,119
Exact Sciences *	1,592	94,788
Exelixis *	3,902	80,888
FibroGen *	777	41,880
Foundation Medicine *	475	47,096
Glaukos *	1,234	46,608
Halozyme Therapeutics *	1,932	35,549
Incyte *	2,793	190,678
Inogen *	276	50,422
Insulet *	796	74,657
Integra LifeSciences Holdings *	1,039	67,057
Ionis Pharmaceuticals *	1,652	77,066
Lexicon Pharmaceuticals *	4,524	52,478
LivaNova *	441	41,476
Loxo Oncology *	300	53,199
Medtronic	4,765	411,315
Merit Medical Systems *	837	42,938
Myriad Genetics *	1,304	47,609
Natus Medical *	1,092	40,295

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novocure *	1,730	$54,409
NuVasive *	684	35,062
Puma Biotechnology *	564	29,864
Quest Diagnostics	1,791	190,796
Radius Health *	1,061	30,239
Regeneron Pharmaceuticals *	1,170	351,374
Sage Therapeutics *	603	92,072
Seattle Genetics *	2,084	126,061
Spectrum Pharmaceuticals *	1,847	35,629
Stryker	2,399	417,474
TESARO *	699	31,993
Varian Medical Systems *	1,204	141,915
Vertex Pharmaceuticals *	2,348	361,592
Wright Medical Group *	1,912	47,724
Zimmer Biomet Holdings	2,680	298,847
		8,144,982
Industrials — 0.3%
Integer Holdings *	665	43,890
Real Estate Investment Trusts — 7.4%
HCP	6,191	148,398
LTC Properties	1,040	42,786
National Health Investors	569	42,004
Omega Healthcare Investors	2,614	80,119
Quality Care Properties *	1,907	39,952
Sabra Health Care	2,213	45,875
Senior Housing Properties Trust	2,503	44,203
Ventas	4,700	256,902
Welltower	4,907	282,888
		983,127
TOTAL UNITED STATES		9,217,031
TOTAL COMMON STOCK
(Cost $12,020,010)		13,182,644

TOTAL INVESTMENTS — 99.7%
(Cost $12,020,010)		$13,182,644

Percentages are based on Net Assets of $13,217,408.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of May 31, 2018 was $71,953 and represents 0.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Millennials Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
Consumer Goods — 12.8%
Carter's	1,332	$145,201
Columbia Sportswear	1,921	167,338
Fitbit, Cl A *	10,671	57,944
GoPro, Cl A *	10,876	60,253
Lululemon Athletica *	3,503	367,990
Michael Kors Holdings *	4,229	242,702
NIKE, Cl B	8,428	605,131
Under Armour, Cl A *	5,140	107,426
VF	7,350	596,526
Wayfair, Cl A *	1,614	149,053
Zynga, Cl A *	21,625	95,150
		2,594,714
Consumer Services — 45.3%
Amazon.com *	395	643,700
Avis Budget Group *	2,299	89,638
Bed Bath & Beyond	3,986	72,386
Booking Holdings *	273	575,735
Bright Horizons Family Solutions *	1,649	166,878
Cargurus, Cl A * (A)	2,154	71,427
CarMax *	4,993	344,118
Carvana, Cl A *	2,449	70,654
Chegg *	3,042	85,085
Children's Place Retail Stores	455	58,581
Chipotle Mexican Grill, Cl A *	773	332,529
Costco Wholesale	3,025	599,676
Dick's Sporting Goods	2,213	80,996
DSW, Cl A	2,711	64,739
eBay *	14,092	531,551
Etsy *	3,372	109,050
Expedia Group	3,862	467,418
Groupon, Cl A *	15,482	74,468
GrubHub *	2,406	257,947
Home Depot	3,294	614,495
K12 *	4,383	70,742

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
L Brands	7,743	$262,565
Laureate Education, Cl A *	4,065	65,975
Liberty Expedia Holdings, Cl A *	1,511	65,593
Live Nation Entertainment *	5,752	245,208
Lowe's	6,562	623,455
Netflix *	1,847	649,405
Pandora Media *	11,337	81,853
Planet Fitness, Cl A *	2,384	94,478
Sprouts Farmers Market *	3,768	81,766
Starbucks	9,610	544,599
TripAdvisor *	3,509	182,959
Trivago ADR *	8,322	38,614
TrueCar *	6,061	59,458
Walt Disney	5,690	565,984
Weight Watchers International *	1,837	138,363
Yelp, Cl A *	2,282	97,784
		9,179,872
Financials — 2.2%
LendingClub *	17,157	56,447
LendingTree *	338	87,508
Nelnet, Cl A	1,072	65,864
SLM *	12,022	137,411
Zillow Group, Cl A *	1,585	92,310
		439,540
Industrials — 6.2%
Fiserv *	8,047	584,212
MINDBODY, Cl A *	1,477	58,194
PayPal Holdings *	7,373	605,102
		1,247,508
Real Estate Investment Trusts — 11.0%
American Campus Communities	3,803	152,500
AvalonBay Communities	3,457	572,272
Camden Property Trust	2,655	233,640
Education Realty Trust	2,042	74,615
Equity Residential	9,294	594,722
Invitation Homes	14,454	318,133
UDR	7,459	272,030
		2,217,912
Technology — 22.4%
Alphabet, Cl A *	551	606,100
Apple	3,280	612,934
Blucora *	2,296	87,133
Facebook, Cl A *	3,486	668,545
IAC *	2,135	331,224

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Instructure *	1,351	$58,093
Intuit	3,289	663,062
Match Group *	1,783	73,370
Snap, Cl A *	24,658	280,855
Square, Cl A *	7,875	458,719
Twitter *	19,696	683,451
		4,523,486
TOTAL COMMON STOCK
(Cost $17,426,893)		20,203,032
TOTAL INVESTMENTS — 99.9%
(Cost $17,426,893)		$20,203,032

Percentages are based on Net Assets of $20,226,004.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
Basic Materials — 19.5%
AK Steel Holding *	54,995	$248,577
Alcoa *	45,330	2,179,013
Allegheny Technologies *	30,596	872,598
Century Aluminum *	15,226	269,805
Cleveland-Cliffs *	71,710	606,667
Commercial Metals	28,216	667,026
CSW Industrials *	7,208	350,309
Haynes International	9,346	397,953
Minerals Technologies	8,553	624,369
Nucor	50,890	3,266,629
Reliance Steel & Aluminum	17,863	1,671,441
RPM International	32,747	1,620,976
Ryerson Holding *	28,650	353,828
Steel Dynamics	57,984	2,866,149
United States Steel	42,505	1,567,159
Westlake Chemical	31,580	3,654,753
		21,217,252
Consumer Services — 0.5%
Herc Holdings *	5,098	278,606
Titan Machinery *	15,835	286,455
		565,061
Industrials — 76.4%
Acuity Brands	10,267	1,214,073
Advanced Drainage Systems	14,136	409,944
AECOM *	38,690	1,276,770
Aegion, Cl A *	13,646	350,702
Altra Industrial Motion	6,557	271,132
Anixter International *	8,039	492,389
Arconic	115,943	2,046,394
Argan	7,596	293,965
Astec Industries	5,507	322,215
Atkore International Group *	14,783	319,313

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Badger Meter	6,951	$304,106
Columbus McKinnon	8,020	332,269
Crane	14,432	1,199,444
CSX	61,463	3,973,583
Eagle Materials	11,843	1,283,544
Eaton	41,242	3,158,312
EMCOR Group	14,301	1,085,875
Emerson Electric	48,003	3,400,533
Exponent	4,711	463,091
Fastenal	64,513	3,434,027
Fluor	34,043	1,659,256
Forterra *	37,348	323,807
Fortive	46,761	3,399,057
General Cable	11,701	346,935
Genesee & Wyoming, Cl A *	15,017	1,172,978
Gibraltar Industries *	9,068	359,546
Global Brass & Copper Holdings	10,431	327,533
Gorman-Rupp	11,167	372,643
Granite Construction	9,625	547,374
Greenbrier	6,701	333,040
H&E Equipment Services	8,736	302,004
HD Supply Holdings *	45,477	1,852,278
Hubbell, Cl B	13,317	1,434,108
Insteel Industries	10,693	334,477
Jacobs Engineering Group	34,589	2,241,367
Kansas City Southern	25,337	2,714,860
Lincoln Electric Holdings	15,996	1,433,242
Manitowoc *	8,509	208,385
Martin Marietta Materials	15,169	3,380,715
MasTec *	20,152	940,091
MDU Resources Group	47,528	1,321,278
Mueller Industries	9,835	297,017
Mueller Water Products, Cl A	29,206	347,843
MYR Group *	10,052	392,430
Norfolk Southern	23,143	3,509,636
Powell Industries	10,830	366,162
Primoris Services	13,080	340,996
Quanta Services *	37,646	1,355,632
RBC Bearings *	5,934	745,963
Rexnord *	25,162	734,227
Rockwell Automation	17,151	3,008,457
SPX *	10,374	355,413
Stantec	27,569	694,739
Sterling Construction *	23,979	304,773

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Summit Materials, Cl A *	26,773	$760,889
Team *	19,303	410,189
Tetra Tech	13,700	752,815
TimkenSteel *	18,091	317,135
Trimble *	60,940	2,014,676
Trinity Industries	36,943	1,274,164
Tutor Perini *	13,128	259,934
Union Pacific	24,830	3,544,731
United Rentals *	18,887	3,013,799
US Concrete *	4,316	263,060
Valmont Industries	5,511	805,433
Vulcan Materials	26,025	3,324,433
Wabash National	14,904	298,229
Wabtec	23,501	2,291,582
WESCO International *	11,448	679,439
		83,100,451
Oil & Gas — 1.1%
Matrix Service *	18,298	354,981
MRC Global *	18,324	378,391
NOW *	27,281	383,571
		1,116,943
Technology — 1.0%
Calix *	56,358	383,234
Dycom Industries *	7,600	708,016
		1,091,250
Utilities — 1.3%
Vectren	20,199	1,427,261
TOTAL COMMON STOCK
(Cost $109,256,190)		108,518,218

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27 (Cost $1,000)	$1,000	983

TOTAL INVESTMENTS — 99.8%
(Cost $109,257,190)		$108,519,201

Percentages are based on Net Assets of $108,758,177.

* Non-income producing security.

CI — Class

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	May 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of May 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$108,518,218	$—	$—	$108,518,218
Corporate Obligation	—	983	—	983
Total Investments in Securities	$108,518,218	$983	$—	$108,519,201

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Conscious Companies ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 0.7%
Financials — 0.7%
Toronto-Dominion Bank	6,849	$399,913
UNITED STATES— 99.0%
Basic Materials — 2.8%
Air Products & Chemicals	2,289	369,467
Ecolab	2,528	360,518
Newmont Mining	9,181	357,416
Praxair	2,507	391,745
		1,479,146
Consumer Goods — 14.1%
Campbell Soup	9,231	310,531
Clorox	3,284	396,806
Coca-Cola	8,572	368,596
Colgate-Palmolive	5,680	358,351
Dr Pepper Snapple Group	3,144	375,079
Estee Lauder, Cl A	2,548	380,773
Ford Motor	34,147	394,398
General Mills	8,460	357,773
Hasbro	4,377	379,705
Hershey	4,046	364,302
Hormel Foods	10,538	378,209
Kellogg	6,228	401,020
Kimberly-Clark	3,827	385,953
Molson Coors Brewing, Cl B	5,241	323,108
NIKE, Cl B	5,750	412,850
PepsiCo	3,675	368,419
Pool	2,698	385,598

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Procter & Gamble	5,164	$377,850
PVH	2,353	376,480
VF	4,833	392,246
		7,488,047
Consumer Services — 16.2%
Alaska Air Group	5,455	331,719
Amazon.com *	249	405,775
Best Buy	5,096	347,802
Booking Holdings *	176	371,170
Cardinal Health	6,059	315,613
CarMax *	6,144	423,444
Choice Hotels International	4,683	376,279
Copart *	7,257	397,901
Costco Wholesale	1,950	386,568
CVS Health	5,739	363,796
Darden Restaurants	4,141	361,965
Delta Air Lines	6,891	372,459
eBay *	9,061	341,781
Home Depot	2,122	395,859
Kohl's	6,322	421,993
L Brands	10,833	367,347
Lowe's	4,469	424,600
Marriott International, Cl A	2,711	366,961
Nordstrom	7,729	378,953
Omnicom Group	5,200	374,816
Southwest Airlines	6,856	350,204
Starbucks	6,431	364,445
Walt Disney	3,764	374,405
		8,615,855
Financials — 12.8%
Aflac	8,322	374,989
Allstate	3,823	357,374
American Express	3,746	368,232
BlackRock, Cl A	725	387,317
Capital One Financial	3,867	363,498
CBRE Group, Cl A *	7,973	368,273
Discover Financial Services	5,142	379,788
Jones Lang LaSalle	2,170	355,359
JPMorgan Chase	3,384	362,122
KeyCorp	18,973	368,835
Mastercard, Cl A	2,149	408,568
Moody's	2,320	395,722
PNC Financial Services Group	2,596	372,292
Progressive	6,157	382,289

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	3,470	$421,328
Travelers	2,747	353,044
US Bancorp	7,459	372,875
Visa, Cl A	3,029	395,951
		6,787,856
Health Care — 12.0%
Abbott Laboratories	6,339	390,039
AbbVie	4,046	400,311
Amgen	2,158	387,620
Becton Dickinson	1,639	363,186
Biogen Idec *	1,454	427,418
Bristol-Myers Squibb	7,406	389,704
Celgene *	4,213	331,479
Edwards Lifesciences *	2,748	377,328
Eli Lilly	4,641	394,670
Illumina *	1,533	417,651
IQVIA Holdings *	3,780	373,955
Johnson & Johnson	2,972	355,511
Merck	6,257	372,479
Regeneron Pharmaceuticals *	1,193	358,282
Thermo Fisher Scientific	1,742	362,806
Varian Medical Systems *	2,966	349,602
Waters *	1,825	351,532
		6,403,573
Industrials — 13.8%
3M	1,746	344,364
Agilent Technologies	5,538	342,913
Automatic Data Processing	3,237	420,875
Ball	9,311	344,041
Boeing	1,113	391,953
Cummins	2,230	317,530
Danaher	3,725	369,818
FedEx	1,515	377,417
Fluor	6,132	298,874
General Electric	25,962	365,545
ManpowerGroup	3,773	339,570
Mettler-Toledo International *	656	361,285
Raytheon	1,653	346,304
Rockwell Automation	2,228	390,813
Rockwell Collins	2,839	390,390
Sonoco Products	7,216	368,955
Union Pacific	2,771	395,588
United Parcel Service, Cl B	3,455	401,194
Waste Management	4,570	377,985

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	1,317	$406,940
		7,352,354
Oil & Gas — 5.2%
Chevron	3,022	375,635
ConocoPhillips	5,757	387,964
Devon Energy	10,640	442,305
EOG Resources	3,303	389,126
Hess	6,439	389,044
Occidental Petroleum	4,880	410,896
Schlumberger	5,470	375,625
		2,770,595
Technology — 17.2%
Adobe Systems *	1,673	417,045
Akamai Technologies *	5,259	396,423
Alphabet, Cl A *	352	387,200
Analog Devices	4,283	416,222
Apple	2,247	419,897
Applied Materials	7,512	381,459
Autodesk *	2,918	376,714
Cisco Systems	8,519	363,846
Cognizant Technology Solutions, Cl A	4,622	348,268
Facebook, Cl A *	2,273	435,916
Intel	7,378	407,266
Intuit	2,091	421,547
KLA-Tencor	3,732	422,574
Microsoft	3,953	390,715
NVIDIA	1,660	418,635
Oracle	8,231	384,552
QUALCOMM	7,460	433,576
salesforce.com *	3,092	399,888
Teradata *	9,283	370,113
Texas Instruments	3,843	430,071
VMware, Cl A *	2,792	383,844
Workday, Cl A *	2,904	380,308
Xilinx	5,917	403,007
		9,189,086
Telecommunications — 1.3%
AT&T	10,766	347,957
Verizon Communications	7,748	369,347
		717,304
Utilities — 3.6%
Entergy	4,757	384,889
Exelon	9,751	403,593
NextEra Energy	2,339	387,830

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sempra Energy	3,449	$367,422
WEC Energy Group	6,060	382,689
		1,926,423
TOTAL UNITED STATES		52,730,239
TOTAL COMMON STOCK
(Cost $47,530,133)		53,130,152
TOTAL INVESTMENTS — 99.7%
(Cost $47,530,133)		$53,130,152

Percentages are based on Net Assets of $53,270,861.

*	Non-income producing security.

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
Basic Materials — 2.1%
Steel Dynamics	800	$39,544
Westlake Chemical	339	39,232
		78,776
Consumer Goods — 6.1%
Hain Celestial Group *	1,198	30,573
National Beverage *	403	37,995
Skechers U.S.A., Cl A *	1,243	36,122
Tesla *	123	35,022
Under Armour, Cl A *	2,028	42,385
Wayfair, Cl A *	547	50,515
		232,612
Consumer Services — 12.0%
Amazon.com *	23	37,481
Cheesecake Factory	684	35,438
Chipotle Mexican Grill, Cl A *	85	36,565
DISH Network, Cl A *	1,040	30,732
GrubHub *	366	39,239
L Brands	1,025	34,758
Las Vegas Sands	503	40,547
Netflix *	117	41,137
Ollie's Bargain Outlet Holdings *	581	41,077
Texas Roadhouse, Cl A	563	34,889
TripAdvisor *	971	50,628
Urban Outfitters *	892	37,054
		459,545
Financials — 9.4%
Athene Holding, Cl A *	730	32,609
BlackRock, Cl A	69	36,862
Capital One Financial	394	37,036

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Essent Group *	1,064	$36,495
Interactive Brokers Group, Cl A	493	35,880
Intercontinental Exchange	497	35,232
MarketAxess Holdings	183	39,098
SEI Investments	570	36,355
Signature Bank NY *	278	35,442
Wintrust Financial	396	36,476
		361,485
Health Care — 13.5%
FibroGen *	781	42,096
Ionis Pharmaceuticals *	802	37,413
Jazz Pharmaceuticals *	235	39,715
Masimo *	397	39,323
MEDNAX *	777	35,625
Neurocrine Biosciences *	446	42,932
Penumbra *	286	46,017
Regeneron Pharmaceuticals *	117	35,137
Seattle Genetics *	701	42,404
TESARO *	688	31,490
Ultragenyx Pharmaceutical *	702	51,386
United Therapeutics *	334	35,598
Universal Health Services, Cl B	319	36,679
		515,815
Industrials — 7.0%
Clean Harbors *	760	40,280
CoStar Group *	99	37,741
Euronet Worldwide *	459	38,469
FedEx	146	36,372
IPG Photonics *	172	41,498
Orbital ATK	275	36,773
TransDigm Group *	113	37,754
		268,887
Oil & Gas — 6.5%
Antero Resources *	1,893	36,175
Continental Resources *	559	37,643
Laredo Petroleum *	3,381	31,376
Matador Resources *	1,114	31,270
Oasis Petroleum *	3,372	43,937
Parsley Energy, Cl A *	1,222	36,024
RSP Permian *	740	32,368
		248,793
Real Estate Investment Trusts — 12.7%
Alexandria Real Estate Equities	290	36,227
American Campus Communities	926	37,133

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
American Homes 4 Rent, Cl A	1,808	$36,015
Apartment Investment & Management, Cl A	883	36,053
Brandywine Realty Trust	2,233	36,309
Camden Property Trust	420	36,960
DiamondRock Hospitality	3,243	41,283
GEO Group	1,586	39,333
Healthcare Trust of America, Cl A	1,460	37,464
Macerich	628	34,936
Medical Properties Trust	2,822	38,294
Starwood Property Trust	1,721	37,363
Vornado Realty Trust	533	37,155
		484,525
Technology — 29.7%
2U *	454	43,039
Akamai Technologies *	509	38,368
Alphabet, Cl A *	35	38,500
athenahealth *	284	42,734
Cavium *	475	39,715
Cerner *	608	36,285
Cognizant Technology Solutions, Cl A	443	33,380
EPAM Systems *	317	39,048
Facebook, Cl A *	210	40,274
Fortinet *	663	40,562
Medidata Solutions *	511	39,429
Monolithic Power Systems	303	39,939
Nutanix, Cl A *	735	39,286
NVIDIA	160	40,350
Paycom Software *	321	33,856
Pegasystems	594	36,739
RealPage *	672	39,480
RingCentral, Cl A *	537	40,678
salesforce.com *	303	39,187
Snap, Cl A *	2,538	28,908
Square, Cl A *	766	44,620
SS&C Technologies Holdings	734	37,368
Twitter *	1,256	43,583
Ubiquiti Networks *	511	42,203
Ultimate Software Group *	150	39,322
Veeva Systems, Cl A *	514	39,763
VeriSign *	308	40,176
Workday, Cl A *	291	38,109
Zendesk *	746	41,694
		1,136,595

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.9%
Zayo Group Holdings *	980	$34,104

TOTAL COMMON STOCK
(Cost $3,688,812)		3,821,137
TOTAL INVESTMENTS — 99.9%
(Cost $3,688,812)		$3,821,137

Percentages are based on Net Assets of $3,826,070.

*	Non-income producing security.

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
Consumer Goods — 20.3%
Activision Blizzard	926	$65,663
Coca-Cola	464	19,952
Colgate-Palmolive	298	18,801
Constellation Brands, Cl A	99	22,085
Coty, Cl A	3,644	48,283
DR Horton	466	19,670
Estee Lauder, Cl A	155	23,163
Ford Motor	2,042	23,585
General Motors	1,599	68,277
Kimberly-Clark	186	18,758
Kraft Heinz	280	16,094
Lennar, Cl A	361	18,678
Molson Coors Brewing, Cl B	807	49,752
Mondelez International, Cl A	474	18,614
Newell Brands	2,416	56,969
NIKE, Cl B	972	69,790
PepsiCo	182	18,245
Procter & Gamble	257	18,805
Tesla *	63	17,938
Tyson Foods, Cl A	284	19,162
		632,284
Consumer Services — 34.1%
Amazon.com *	45	73,333
American Airlines Group	419	18,243
Best Buy	306	20,885
Booking Holdings *	35	73,812
CarMax *	323	22,261
Carnival	306	19,058
Charter Communications, Cl A *	56	14,618
Comcast, Cl A	531	16,557
Costco Wholesale	114	22,599

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
CVS Health	854	$54,135
Delta Air Lines	397	21,458
Dollar General	217	18,983
Dollar Tree *	198	16,353
Expedia Group	500	60,515
Home Depot	344	64,173
Kroger	732	17,810
Lowe's	641	60,901
Marriott International, Cl A	459	62,130
McDonald's	127	20,321
Netflix *	82	28,831
Ross Stores	814	64,208
Southwest Airlines	365	18,644
Starbucks	1,144	64,831
Target	294	21,430
Time Warner	659	62,051
TJX	274	24,748
Twenty-First Century Fox, Cl A	576	22,205
United Continental Holdings *	329	22,895
Walgreens Boots Alliance	300	18,717
Walmart	208	17,168
Walt Disney	199	19,795
		1,063,668
Financials — 14.5%
Allstate	219	20,472
Bank of America	688	19,980
BlackRock, Cl A	40	21,369
Capital One Financial	215	20,210
Charles Schwab	1,220	67,856
Citigroup	284	18,940
Goldman Sachs Group	84	18,974
JPMorgan Chase	578	61,852
MetLife	456	20,972
Morgan Stanley	398	19,956
Progressive	401	24,898
Prudential Financial	188	18,206
Synchrony Financial	565	19,566
US Bancorp	1,153	57,638
Visa, Cl A	179	23,399
Wells Fargo	358	19,328
		453,616
Health Care — 9.8%
Abbott Laboratories	356	21,905
AbbVie	190	18,798

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Allergan	127	$19,152
Anthem	90	19,928
Becton Dickinson	93	20,608
Bristol-Myers Squibb	1,033	54,356
Celgene *	223	17,546
Eli Lilly	814	69,223
Johnson & Johnson	160	19,139
Pfizer	601	21,594
UnitedHealth Group	95	22,943
		305,192
Industrials — 3.4%
Boeing	63	22,186
Deere	133	19,885
FedEx	84	20,926
PayPal Holdings *	279	22,898
United Parcel Service, Cl B	185	21,482
		107,377
Oil & Gas — 1.4%
Chevron	187	23,244
Exxon Mobil	262	21,285
		44,529
Technology — 12.5%
Adobe Systems *	109	27,171
Alphabet, Cl A *	59	64,900
Apple	133	24,854
Broadcom	92	23,190
Cisco Systems	537	22,935
Facebook, Cl A *	345	66,164
Intel	468	25,834
Microsoft	237	23,425
Oracle	433	20,230
salesforce.com *	193	24,961
Western Digital	773	64,553
		388,217
Telecommunications — 3.7%
AT&T	579	18,713
Sprint *	4,075	20,945
T-Mobile US *	1,017	56,647
Verizon Communications	419	19,974
		116,279
TOTAL COMMON STOCK
(Cost $3,188,016)		3,111,162
TOTAL INVESTMENTS — 99.7%
(Cost $3,188,016)		$3,111,162

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	May 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

Percentages are based on Net Assets of $3,120,033.

*	Non-income producing security.

Cl — Class

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Global X FinTech ETF	Global X Future Analytics Tech ETF	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF
Assets:
Cost of Investments	$144,968,845	$52,439,707	$100,240,405	$2,818,793,386
Cost of Repurchase Agreement	—	—	—	71,414,644
Investments, at Value	$163,237,030	$52,311,294	$108,827,234	$2,776,527,238 *
Repurchase Agreement, at Value	—	—	—	71,414,644
Cash	195,457	58,099	33,743	—
Receivable for Capital Shares Sold	2,562,265	—	—	—
Receivable for Investment Securities Sold	595,258	—	—	—
Dividend and Interest Receivable	27,921	48,084	152,618	7,132,670
Reclaim Receivable	5,956	1,128	28,270	1,094,130
Total Assets	166,623,887	52,418,605	109,041,865	2,856,168,682
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	165,293,618
Payable for Investment Securities Purchased	2,561,361	—	—	949,706
Unrealized loss on Foreign Currency Spot Contracts	—	—	—	1,852
Payable due to Investment Adviser	77,438	16,149	63,006	1,464,414
Due to Custodian	—	—	—	170,828,604
Total Liabilities	2,638,799	16,149	63,006	338,538,194
Net Assets	$163,985,088	$52,402,456	$108,978,859	$2,517,630,488
Net Assets Consist of:
Paid-in Capital	$145,562,454	$52,494,165	$100,541,821	$2,533,920,659
Undistributed (Distributions in Excess of) Net Investment Income	(80,947)	38,596	210,742	7,805,210
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	235,692	(1,902)	(360,069)	18,341,007
Net Unrealized Appreciation (Depreciation) on Investments	18,268,185	(128,413)	8,586,829	(42,266,148)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(296)	10	(464)	(170,240)
Net Assets	$163,985,088	$52,402,456	$108,978,859	$2,517,630,488
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,400,000	3,500,002	5,450,000	108,200,000
Net Asset Value, Offering and Redemption Price Per Share	$25.62	$14.97	$20.00	$23.27
*Includes Market Value of Securities on Loan	$—	$—	$—	$158,826,557

The accompanying notes are an integral part of the financial statements.

47

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Global X Autonomous & Electric Vehicles ETF	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Assets:
Cost of Investments	$41,836,025	$5,984,775	$12,020,010	$17,426,893
Cost of Foreign Currency	—	3,644	1	—
Investments, at Value	$41,435,519	$6,424,095	$13,182,644	$20,203,032
Foreign Currency, at Value	—	3,644	1	—
Cash	73,511	3,462	31,153	21,136
Receivable for Investment Securities Sold	5,280,256	—	—	—
Dividend and Interest Receivable	60,527	2,178	5,903	9,968
Reclaim Receivable	10,471	2,048	3,215	—
Unrealized gain on Foreign Currency Spot Contracts	864	—	—	—
Total Assets	46,861,148	6,435,427	13,222,916	20,234,136
Liabilities:
Payable for Capital Shares Redeemed	5,289,225	—	—	—
Payable due to Investment Adviser	29,272	2,677	5,508	8,132
Total Liabilities	5,318,497	2,677	5,508	8,132
Net Assets	$41,542,651	$6,432,750	$13,217,408	$20,226,004
Net Assets Consist of:
Paid-in Capital	$41,903,253	$5,812,073	$12,140,374	$17,542,185
Undistributed Net Investment Income	110,964	20,146	18,685	24,089
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(72,727)	161,283	(104,147)	(116,409)
Net Unrealized Appreciation (Depreciation) on Investments	(400,506)	439,320	1,162,634	2,776,139
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	1,667	(72)	(138)	—
Net Assets	$41,542,651	$6,432,750	$13,217,408	$20,226,004
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,750,002	350,000	650,000	950,000
Net Asset Value, Offering and Redemption Price Per Share	$15.11	$18.38	$20.33	$21.29

The accompanying notes are an integral part of the financial statements.

48

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder- Run Companies ETF	Global X Iconic U.S. Brands ETF
Assets:
Cost of Investments	$109,257,190	$47,530,133	$3,688,812	$3,188,016
Investments, at Value	$108,519,201	$53,130,152	$3,821,137	$3,111,162
Cash	110,466	51,634	6,230	4,135
Dividend and Interest Receivable	171,460	108,387	843	6,007
Reclaim Receivable	89	—	—	—
Total Assets	108,801,216	53,290,173	3,828,210	3,121,304
Liabilities:
Payable due to Investment Adviser	43,039	19,312	2,140	1,271
Total Liabilities	43,039	19,312	2,140	1,271
Net Assets	$108,758,177	$53,270,861	$3,826,070	$3,120,033
Net Assets Consist of:
Paid-in Capital	$108,321,977	$47,101,424	$3,240,982	$3,099,680
Undistributed (Distributions in Excess of) Net Investment Income	316,580	316,827	(1,613)	18,234
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	857,609	252,591	454,376	78,973
Net Unrealized Appreciation (Depreciation) on Investments	(737,989)	5,600,019	132,325	(76,854)
Net Assets	$108,758,177	$53,270,861	$3,826,070	$3,120,033
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,600,000	2,700,000	200,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$16.48	$19.73	$19.13	$15.60

The accompanying notes are an integral part of the financial statements.

49

Statements of Operations

May 31, 2018 (Unaudited)

	Global X FinTech ETF	Global X Future Analytics Tech ETF(1)	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF
Investment Income:
Dividend Income	$274,178	$57,177	$728,808	$16,040,599
Interest Income	2,156	—	510	62,060
Security Lending Income	—	—	—	1,596,248
Less: Foreign Taxes Withheld	(11,618)	(2,432)	(8,419)	(2,163,030)
Total Investment Income	264,716	54,745	720,899	15,535,877
Supervision and Administration Fees(2)	318,997	16,149	345,999	7,493,888
Custodian Fees	6,711	—	5,017	236,747
Total Expenses	325,708	16,149	351,016	7,730,635
Net Expenses	325,708	16,149	351,016	7,730,635
Net Investment Income(Loss)	(60,992)	38,596	369,883	7,805,242
Net Realized Gain (Loss) on:
Investments(3)	295,627	(1,902)	(311,777)	25,517,068
Foreign Currency Transactions	(30,256)	—	(4,113)	(86,908)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	265,371	(1,902)	(315,890)	25,430,160
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,080,651	(128,413)	46,784	(172,506,941)
Foreign Currency Translations	(327)	10	(541)	(199,650)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	15,080,324	(128,403)	46,243	(172,706,591)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	15,345,695	(130,305)	(269,647)	(147,276,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,284,703	$(91,709)	$100,236	$(139,471,189)

(1)	The Fund commenced operations on May 11, 2018.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

50

Statements of Operations

May 31, 2018 (Unaudited)

	Global X Autonomous & Electric Vehicles ETF(1)	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Investment Income:
Dividend Income	$165,432	$33,407	$72,491	$76,059
Interest Income	—	27	96	—
Less: Foreign Taxes Withheld	(13,420)	(3,123)	(3,451)	—
Total Investment Income	152,012	30,311	69,136	76,059
Supervision and Administration Fees(2)	41,048	12,364	36,415	56,955
Custodian Fees	—	34	5	—
Total Expenses	41,048	12,398	36,420	56,955
Waiver of Supervision and Administration Fees	–	(3,273)	(9,639)	(15,076)
Net Expenses	41,048	9,125	26,781	41,879
Net Investment Income	110,964	21,186	42,355	34,180
Net Realized Gain (Loss) on:
Investments(3)	(62,071)	167,036	(102,707)	(11,070)
Foreign Currency Transactions	(10,656)	850	1,456	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(72,727)	167,886	(101,251)	(11,070)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(400,506)	271,910	672,499	1,929,344
Foreign Currency Translations	1,667	(87)	(176)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(398,839)	271,823	672,323	1,929,344
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(471,566)	439,709	571,072	1,918,274
Net Increase (Decrease) in Net Assets Resulting from Operations	$(360,602)	$460,895	$613,427	$1,952,454

(1)	The Fund commenced operations on April 13, 2018.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

51

Statements of Operations

May 31, 2018 (Unaudited)

	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder- Run Companies ETF	Global X Iconic U.S. Brands ETF
Investment Income:
Dividend Income	$495,624	$472,950	$12,526	$26,414
Interest Income	—	298	22	—
Less: Foreign Taxes Withheld	(492)	(927)	—	—
Total Investment Income	495,132	472,321	12,548	26,414
Supervision and Administration Fees(1)	208,764	110,323	11,834	7,078
Custodian Fees	—	1	—	5
Total Expenses	208,764	110,324	11,834	7,083
Waiver of Supervision and Administration Fees	(39,593)	–	–	–
Net Expenses	169,171	110,324	11,834	7,083
Net Investment Income	325,961	361,997	714	19,331
Net Realized Gain on:
Investments(2)	857,609	985,272	454,377	78,993
Net Realized Gain on Investments and Foreign Currency Transactions	857,609	985,272	454,377	78,993
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,501,774)	512,488	(50,228)	(149,668)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,501,774)	512,488	(50,228)	(149,668)
Net Realized and Unrealized Gain (Loss) on Investments	(1,644,165)	1,497,760	404,149	(70,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,318,204)	$1,859,757	$404,863	$(51,344)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

52

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Future Analytics Tech ETF
	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017	Period Ended May 31, 2018(1) (Unaudited)
Operations:
Net Investment Income (Loss)	$(60,992)	$(13,503)	$38,596
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	265,371	27,535	(1,902)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	15,080,324	3,204,295	(128,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,284,703	3,218,327	(91,709)
Dividends and Distributions from:
Net Investment Income	(5,722)	—	—
Net Realized Gains	(57,288)	—	—
Total Dividends and Distributions	(63,010)	—	—
Capital Share Transactions:
Issued	98,657,799	45,396,654	52,494,165
Increase in Net Assets from Capital Share Transactions	98,657,799	45,396,654	52,494,165
Total Increase in Net Assets	113,879,492	48,614,981	52,402,456
Net Assets:
Beginning of Period	50,105,596	1,490,615	—
End of Period	$163,985,088	$50,105,596	$52,402,456
Undistributed (Distributions in Excess of) Net Investment Income	$(80,947)	$(14,233)	$38,596
Share Transactions:
Issued	4,100,000	2,200,000	3,500,002
Net Increase in Shares Outstanding from Share Transactions	4,100,000	2,200,000	3,500,002

(1)	The Fund commenced operations on May 11, 2018

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

53

Statements of Changes in Net Assets

	Global X Internet of Things ETF		Global X Robotics & Artificial Intelligence ETF
	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Income	$369,883	$351,193	$7,805,242	$156,305
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(315,890)	457,171	25,430,160	11,669,749
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	46,243	8,438,341	(172,706,591)	130,290,150
Net Increase (Decrease) in Net Assets Resulting from Operations	100,236	9,246,705	(139,471,189)	142,116,204
Dividends and Distributions from:
Net Investment Income	(492,137)	(21,905)	(97,549)	(2,133)
Net Realized Gains	(511,820)	—	(24,022)	—
Total Dividends and Distributions	(1,003,957)	(21,905)	(121,571)	(2,133)
Capital Share Transactions:
Issued	24,361,581	72,415,469	1,366,565,911	1,342,568,190
Redeemed	—	—	(121,932,117)	(75,066,278)
Increase in Net Assets from Capital Share Transactions	24,361,581	72,415,469	1,244,633,794	1,267,501,912
Total Increase in Net Assets	23,457,860	81,640,269	1,105,041,034	1,409,615,983
Net Assets:
Beginning of Period	85,520,999	3,880,730	1,412,589,454	2,973,471
End of Period	$108,978,859	$85,520,999	$2,517,630,488	$1,412,589,454
Undistributed Net Investment Income	$210,742	$332,996	$7,805,210	$97,517
Share Transactions:
Issued	1,200,000	4,000,000	54,250,000	62,100,000
Redeemed	—	—	(5,000,000)	(3,350,000)
Net Increase in Shares Outstanding from Share Transactions	1,200,000	4,000,000	49,250,000	58,750,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

54

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF	Global X Health & Wellness Thematic ETF
	Period Ended May 31, 2018(1) (Unaudited)	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Income	$110,964	$21,186	$21,272
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(72,727)	167,886	42,696
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(398,839)	271,823	215,530
Net Increase (Decrease) in Net Assets Resulting from Operations	(360,602)	460,895	279,498
Dividends and Distributions from:
Net Investment Income	—	(21,759)	(7,508)
Net Realized Gains	—	(49,391)	—
Total Dividends and Distributions	—	(71,150)	(7,508)
Capital Share Transactions:
Issued	58,453,896	4,416,166	767,845
Redeemed	(16,550,643)	(885,185)	—
Increase in Net Assets from Capital Share Transactions	41,903,253	3,530,981	767,845
Total Increase in Net Assets	41,542,651	3,920,726	1,039,835
Net Assets:
Beginning of Period	—	2,512,024	1,472,189
End of Period	$41,542,651	$6,432,750	$2,512,024
Undistributed Net Investment Income	$110,964	$20,146	$20,719
Share Transactions:
Issued	3,850,002	250,000	50,000
Redeemed	(1,100,000)	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	2,750,002	200,000	50,000

(1)	The Fund commenced operations on April 13, 2018
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

55

Statements of Changes in Net Assets

	Global X Longevity Thematic ETF		Global X Millennials Thematic ETF
	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Income	$42,355	$17,575	$34,180	$25,053
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(101,251)	268,319	(11,070)	501,828
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	672,323	512,244	1,929,344	768,703
Net Increase in Net Assets Resulting from Operations	613,427	798,138	1,952,454	1,295,584
Dividends and Distributions from:
Net Investment Income	(39,081)	(9,295)	(33,320)	(12,412)
Net Realized Gains	(51,555)	(6,832)	(86,900)	—
Total Dividends and Distributions	(90,636)	(16,127)	(120,220)	(12,412)
Capital Share Transactions:
Issued	4,853,937	6,509,793	6,926,491	8,050,051
Redeemed	—	(967,727)	—	(1,761,723)
Increase in Net Assets from Capital Share Transactions	4,853,937	5,542,066	6,926,491	6,288,328
Total Increase in Net Assets	5,376,728	6,324,077	8,758,725	7,571,500
Net Assets:
Beginning of Period	7,840,680	1,516,603	11,467,279	3,895,779
End of Period	$13,217,408	$7,840,680	$20,226,004	$11,467,279
Undistributed Net Investment Income	$18,685	$15,411	$24,089	$23,229
Share Transactions:
Issued	250,000	350,000	350,000	450,000
Redeemed	—	(50,000)	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	300,000	350,000	350,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

56

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF		Global X Conscious Companies ETF
	Period Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017(1)	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Income	$325,961	$71,540	$361,997	$582,777
Net Realized Gain on Investments(2)	857,609	9	985,272	3,166,365
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,501,774)	1,763,785	512,488	4,312,446
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,318,204)	1,835,334	1,859,757	8,061,588
Dividends and Distributions from:
Net Investment Income	(80,930)	—	(598,437)	(328,342)
Total Dividends and Distributions	(80,930)	—	(598,437)	(328,342)
Capital Share Transactions:
Issued	93,404,186	18,367,884	6,966,951	23,402,689
Redeemed	(3,450,093)	—	(3,022,143)	(16,233,965)
Increase in Net Assets from Capital Share Transactions	89,954,093	18,367,884	3,944,808	7,168,724
Total Increase in Net Assets	88,554,959	20,203,218	5,206,128	14,901,970
Net Assets:
Beginning of Period	20,203,218	—	48,064,733	33,162,763
End of Period	$108,758,177	$20,203,218	$53,270,861	$48,064,733
Undistributed Net Investment Income	$316,580	$71,549	$316,827	$553,267
Share Transactions:
Issued	5,550,000	1,250,000	350,000	1,300,000
Redeemed	(200,000)	—	(150,000)	(900,000)
Net Increase in Shares Outstanding from Share Transactions	5,350,000	1,250,000	200,000	400,000

(1)	The Fund commenced operations on March 6, 2017
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

57

Statements of Changes in Net Assets

	Global X Founder-Run Companies ETF		Global X Iconic U.S. Brands ETF
	Period Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017(1)	Period Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017(2)
Operations:
Net Investment Income	$714	$5,657	$19,331	$4,420
Net Realized Gain (Loss) on Investments(3)	454,377	182,209	78,993	(20)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(50,228)	182,553	(149,668)	72,814
Net Increase (Decrease) in Net Assets Resulting from Operations	404,863	370,419	(51,344)	77,214
Dividends and Distributions from:
Net Investment Income	(7,984)	—	(5,517)	—
Net Realized Gains	(46,039)	—	—	—
Total Dividends and Distributions	(54,023)	—	(5,517)	—
Capital Share Transactions:
Issued	943,377	4,692,223	1,630,095	2,244,131
Redeemed	(950,797)	(1,579,992)	(774,546)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,420)	3,112,231	855,549	2,244,131
Total Increase in Net Assets	343,420	3,482,650	798,688	2,321,345
Net Assets:
Beginning of Period	3,482,650	—	2,321,345	—
End of Period	$3,826,070	$3,482,650	$3,120,033	$2,321,345
Undistributed (Distributions in Excess of) Net Investment Income	$(1,613)	$5,657	$18,234	$4,420
Share Transactions:
Issued	50,000	300,000	100,000	150,000
Redeemed	(50,000)	(100,000)	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	—	200,000	50,000	150,000

(1)	The Fund commenced operations on February 13, 2017
(2)	The Fund commenced operations on October 16, 2017
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

58

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X FinTech ETF
2018(Unaudited)	21.79	(0.02)	3.87	3.85	***	(0.02)	(0.02)	25.62	17.71	163,985	0.69	†	(0.13	)†	9.11
2017	14.91	(0.03)	6.91	6.88	—	—	—	21.79	46.14	50,106	0.68		(0.13)		11.65
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—
Global X Future Analytics Tech ETF
2018(2)(Unaudited)	15.00	0.01	(0.04)	(0.03)	—	—	—	14.97	(0.20)	52,402	0.68	†	1.61	†	—
Global X Internet of Things ETF
2018(Unaudited)	20.12	0.07	0.03	0.10	(0.11)	(0.11)	(0.22)	20.00	0.52	108,979	0.69	†	0.73	†	3.67
2017	15.52	0.16	4.49	4.65	(0.05)	—	(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
2016(1)	15.04	0.09	0.39	0.48	—	—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39
Global X Robotics & Artificial Intelligence ETF
2018(Unaudited)	23.96	0.09	(0.78)	(0.69)	***	***	***	23.27	(2.87)	2,517,630	0.70	†	0.71	†	3.39
2017	14.87	0.01	9.09	9.10	(0.01)	—	(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
2016(1)	14.84	0.02	0.01	0.03	—	—	—	14.87	0.20	2,974	0.68	†	0.62	†	—
Global X Autonomous & Electric Vehicles ETF
2018(3)(Unaudited)	15.00	0.04	0.07	0.11	—	—	—	15.11	0.73	41,543	0.68	†	1.84	†	2.91
Global X Health & Wellness Thematic ETF
2018(Unaudited)	16.75	0.10	2.01	2.11	(0.15)	(0.33)	(0.48)	18.38	12.87	6,433	0.50	†^	1.17	†	24.64
2017	14.72	0.17	1.94	2.11	(0.08)	—	(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
2016(4)	15.13	0.07	(0.48)	(0.41)	—	—	—	14.72	(2.71)	1,472	0.68	†	0.82	†	—
Global X Longevity Thematic ETF
2018(Unaudited)	19.60	0.08	0.85	0.93	(0.09)	(0.11)	(0.20)	20.33	4.80	13,217	0.50	†^	0.61	†	15.99
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)	(0.16)	19.60	30.58	7,841	0.52	^	0.44		10.20
2016(4)	15.32	0.07	(0.22)	(0.15)	—	—	—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76
Global X Millennials Thematic ETF
2018(Unaudited)	19.11	0.04	2.31	2.35	(0.05)	(0.12)	(0.17)	21.29	12.40	20,226	0.50	†^	0.41	†	7.99
2017	15.58	0.07	3.51	3.58	(0.05)	—	(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97
2016(5)	14.95	0.05	0.58	0.63	—	—	—	15.58	4.21	3,896	0.68	†	0.59	†	—
Global X U.S. Infrastructure Development ETF
2018(Unaudited)	16.16	0.07	0.30	0.37	(0.05)	—	(0.05)	16.48	2.29	108,758	0.47	†‡	0.91	†	8.15
2017(6)	14.98	0.10	1.08	1.18	—	—	—	16.16	7.88	20,203	0.47	†‡	0.91	†	—
Global X Conscious Companies ETF
2018(Unaudited)	19.23	0.14	0.59	0.73	(0.23)	—	(0.23)	19.73	3.84	53,271	0.43	†	1.41	†	6.88
2017	15.79	0.26	3.33	3.59	(0.15)	—	(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
2016(7)	15.09	0.15	0.55	0.70	—	—	—	15.79	4.64	33,163	0.43	†	2.57	†	37.35
Global X Founder-Run Companies ETF
2018(Unaudited)	17.41	0.01	1.98	1.99	(0.04)	(0.23)	(0.27)	19.13	11.59	3,826	0.65	†	0.04	†	19.81
2017(8)	15.02	0.04	2.35	2.39	—	—	—	17.41	15.91	3,483	0.65	†	0.28	†	21.61
Global X Iconic U.S. Brands ETF
2018(Unaudited)	15.48	0.10	0.06	0.16	(0.04)	—	(0.04)	15.60	1.01	3,120	0.48	†	1.31	†	1.62
2017(9)	14.96	0.03	0.49	0.52	—	—	—	15.48	3.48	2,321	0.48	†	1.74	†	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amonts rounds to less than $0.00.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, and Global X Millennials Thematic ETF ratio of Expenses to Average to Net Asset would have been 0.68% without the waiver.
‡	The Global X U.S. Infrastucture Development ETF Ratio of Expenses to Average to Net Asset would have been 0.58% without the waiver.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 11, 2018.
(3)	The Fund commenced operations on April 13, 2018.
(4)	The Fund commenced operations on May 9, 2016.
(5)	The Fund commenced operations on May 4, 2016.
(6)	The Fund commenced operations on March 6, 2017.
(7)	The Fund commenced operations on July 11, 2016.
(8)	The Fund commenced operations on February 13, 2017.
(9)	The Fund commenced operations on October 16, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

59

Notes to financial statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2018, the Trust had eighty-nine portfolios, fifty-four of which were operational. The financial statements herein and the related notes pertain to the Global X FinTech ETF, Global X Future Analytics Tech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Autonomous & Electric Vehicles ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF, and Global X Iconic U.S. Brands ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, has elected non-diversified status.

The Global X Future Analytics Tech ETF commenced operations on May 11, 2018.

The Global X Autonomous & Electric Vehicles ETF commenced operations on April 13, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnerships (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through anup to 2% equity interest in the MLP plus, in many cases, ownership of common units andsubordinated units.

60

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2018, there were no securities priced using the Fair Value Procedures.

61

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by Chase Securities and Royal Bank of Canada are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master

Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

62

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At May 31, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount (2)
Global X Robotics & Artificial Intelligence ETF
Chase Securities	$23,304,536	$23,304,536	$-	$-
Royal Bank of Canada	48,110,108	48,110,108	-	-

(1)Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.

(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made, will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

63

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2018	Redemption Fee
Global X FinTech ETF	50,000	$500	$1,281,000	$500
Global X Future Analytics Tech ETF	50,000	800	748,500	800
Global X Internet of Things ETF	50,000	750	1,000,000	750
Global X Robotics & Artificial Intelligence ETF	50,000	750	1,163,500	750
Global X Autonomous & Electric Vehicles ETF	50,000	1,100	755,500	1,100
Global X Health & Wellness Thematic ETF	50,000	1,000	919,000	1,000
Global X Longevity Thematic ETF	50,000	1,000	1,016,500	1,000
Global X Millennials Thematic ETF	50,000	750	1,064,500	750
Global X U.S. Infrastructure Development ETF	50,000	750	824,000	750
Global X Conscious Companies ETF	50,000	750	986,500	750
Global X Founder-Run Companies ETF	50,000	750	956,500	750
Global X Iconic U.S. Brands ETF	50,000	300	780,000	300

64

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For the Advisor’s services to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses), respectively. The following table discloses the rates of supervision and administration fees paid by the Funds:

Supervision and Administration Fee
Global X FinTech ETF	0.68%
Global X Future Analytics Tech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Health & Wellness Thematic ETF*	0.68%
Global X Longevity Thematic ETF*	0.68%
Global X Millennials Thematic ETF*	0.68%
Global X U.S. Infrastructure Development ETF*	0.58%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.65%
Global X Iconic U.S. Brands ETF	0.48%

*Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X U.S. Infrastructure Development ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.47% of the Fund’s average daily net assets per year until April 1, 2019. Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and the Global X Millennials Thematic ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2019. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. As of May 31, 2018, the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF and Global X U.S. Infrastructure Development ETF were $2,692 expiring 2020, $3,273 expiring 2021, $6,251 expiring 2020, $9,639 expiring 2021, $8,858 expiring 2020, $15,076 expiring 2021, $8,619 expiring 2020, and $39,593 expiring 2021, respectively.

65

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

66

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

		Sales and
2018	Purchases	Maturities
Global X Fintech ETF	$8,850,805	$9,596,752
Global X Future Analytics Tech ETF	2,753,634	-
Global X Internet of Things ETF	4,676,073	3,681,890
Global X Robotics & Artificial Intelligence ETF	170,615,783	73,900,879
Global X Autonomous & Electric Vehicles ETF	4,745,039	1,340,593
Global X Health & Wellness Thematic ETF	1,049,254	892,982
Global X Longevity Thematic ETF	1,870,349	1,700,693
Global X Millennials Thematic ETF	1,319,884	1,390,163
Global X U.S. Infrastructure Development ETF	6,010,314	5,915,256
Global X Conscious Companies ETF	3,535,242	3,816,487
Global X Founder-Run Companies ETF	716,140	766,530
Global X Iconic U.S. Brands ETF	48,897	47,530

For each of the period ended May 31, 2018, and year ended November 30, 2017, in-kind transactions associated with creations and redemptions were:

		Sales and
2018	Purchases	Maturities	Realized Gain
Global X Fintech ETF	$98,616,764	$-	$-
Global X Future Analytics Tech ETF	49,686,072	-	-
Global X Internet of Things ETF	22,636,282	-	-
Global X Robotics & Artificial Intelligence ETF	1,299,904,374	116,077,911	31,157,596
Global X Autonomous & Electric Vehicles ETF	53,758,775	15,265,125	6,550
Global X Health & Wellness Thematic ETF	4,082,377	760,428	191,142
Global X Longevity Thematic ETF	4,625,104	-	-
Global X Millennials Thematic ETF	6,919,388	-	-
Global X U.S. Infrastructure Development ETF	93,382,968	3,451,687	1,111,994
Global X Conscious Companies ETF	6,965,287	3,018,762	951,770
Global X Founder-Run Companies ETF	943,697	954,000	420,114
Global X Iconic U.S. Brands ETF	1,628,386	763,689	84,558

		Sales and
2017	Purchases	Maturities	Realized Gain
Global X FinTech ETF	$45,393,262	$-	$-
Global X Internet of Things ETF	68,280,878	-	-
Global X Robotics & Artificial Intelligence ETF	1,321,223,760	75,881,515	18,793,667
Global X Health & Wellness Thematic ETF	703,240	-	-
Global X Longevity Thematic ETF	6,359,421	929,928	212,212
Global X Millennials Thematic ETF	8,047,486	1,764,759	520,267
Global X U.S. Infrastructure Development ETF	18,354,759	-	-
Global X Conscious Companies ETF	23,377,949	15,880,134	3,840,956
Global X Founder-Run Companies ETF	4,681,158	1,579,943	136,171
Global X Iconic U.S. Brands ETF	2,242,999	-	-

For the period ended May 31, 2018, there were no purchases or sales of long-term U.S. Government securities by the Funds.

67

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2017 and November 30, 2016 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X FinTech ETF
2017	$–	$–	$–	$–
2016	–	–	–	–
Global X Internet of Things ETF
2017	$21,905	$–	$–	$21,905
2016	–	–	–	–
Global X Robotics & Artificial Intelligence ETF
2017	$2,133	$–	$–	$2,133
2016	–	–	–	–
Global X Health & Wellness Thematic ETF
2017	$7,508	$–	$–	$7,508
2016	–	–	–	–
Global X Longevity Thematic ETF
2017	$16,127	$–	$–	$16,127
2016	–	–	–	–
Global X Millennials Thematic ETF
2017	$12,412	$–	$–	$12,412
2016	–	–	–	–
Global X U.S. Infrastructure Development ETF
2017	$–	$–	$–	$–
Global X Conscious Companies ETF
2017	$328,342	$–	$–	$328,342
2016	–	–	–	–
Global X Founder-Run Companies ETF
2017	$–	$–	$–	$–
Global X Iconic U.S. Brands ETF
2017	$–	$–	$–	$–

68

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X FinTech ETF	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF
Undistributed Ordinary Income	$47,894	$837,387	$97,517
Undistributed Long-Term Capital Gain	15,111	79,852	–
Capital Loss Carry Forawards	–	–	(3,825,057)
Other Temporary Differences	1	(1)	1
Unrealized Appreciation on Investments and Foreign Currency	3,137,935	8,423,521	127,030,128
Total Distributable Earnings	$3,200,941	$9,340,759	$123,302,589

	Global X Funds
	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Undistributed Ordinary Income	$53,435	$67,653	$89,226
Undistributed Long-Term Capital Gain	16,672	14,947	20,902
Other Temporary Differences	1	–	–
Unrealized Appreciation on Investments and Foreign Currency	160,826	471,643	741,457
Total Distributable Earnings	$230,934	$554,243	$851,585

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Undistributed Ordinary Income	$71,549	$553,267	$50,519
Undistributed Long-Term Capital Gain	–	–	1,176
Capital Loss Carry Forwards	–	(387,669)	–
Unrealized Appreciation on Investments and Foreign Currency	1,763,785	4,742,519	182,553
Total Distributable Earnings	$1,835,334	$4,908,117	$234,248

Global X Funds
Global X Iconic U.S. Brands ETF
Undistributed Ordinary Income	$4,420
Post-October Losses	(20)
Unrealized Appreciation on Investments and Foreign Currency	72,814
Total Distributable Earnings	$77,214

69

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

5. TAX INFORMATION (continued)

During the year ended November 30, 2017 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Internet of Things ETF	$592	$-	$592
Global X Longevity Thematic ETF	1,532	-	1,532
Global X Conscious Companies ETF	3,751	-	3,751

For taxable years beginning after December 22, 2010, a regulated investement company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence ETF	$(3,825,057)	$-	$(3,825,057)
Global X Conscious Companies ETF	(48,815)	(338,854)	(387,669)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2018, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global X FinTech ETF	$144,998,520	$22,571,951	$(4,333,441)	$18,238,510
Global X Future Analytics Tech ETF	52,439,707	875,603	(1,004,016)	(128,413)
Global X Internet of Things ETF	100,357,006	12,274,091	(3,803,863)	8,470,228
Global X Robotics & Artificial Intelligence ETF	2,893,448,104	22,571,951	(68,078,173)	(45,506,222)
Global X Autonomous & Electric Vehicles ETF	41,836,025	1,137,474	(1,537,980)	(400,506)
Global X Health & Wellness Thematic ETF	5,991,376	611,758	(179,039)	432,719
Global X Longevity Thematic ETF	12,022,905	1,803,720	(643,981)	1,159,739
Global X Millennials Thematic ETF	17,532,231	3,263,919	(593,118)	2,670,801
Global X U.S. Infrastructure Development ETF	109,257,190	4,228,541	(4,966,530)	(737,989)
Global X Conscious Companies ETF	47,875,145	7,406,027	(2,151,020)	5,255,007
Global X Founder-Run Companies ETF	3,688,812	317,631	(185,306)	132,325
Global X Iconic U.S. Brands ETF	3,188,016	134,721	(211,575)	(76,854)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

70

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may befewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index.

The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

71

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash or securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is accounted for in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2018, the Global X Robotics & Artificial Intelligence ETF had securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the securities or the securities’ current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of May 31, 2018 the value of securities on loan was $158,826,557, for the Global X Robotics & Artificial Intelligence ETF, and the value of securities purchased with the cash collateral held from securities on loan was $165,293,618 for the Global X Robotics & Artificial Intelligence ETF.

72

Notes to financial statements (continued)

May 31, 2018 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of May 31, 2018, the following Fund had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
Citigroup	$810,168	$848,731
Credit Suisse	17,076,591	17,806,543
Deutsche Bank	4,976,708	5,078,700
Goldman Sachs & Co.	47,441,900	49,468,173
JPMorgan	964,379	1,011,000
Merrill Lynch Pierce Fenner & Smith	7,604,224	8,403,713
Morgan Stanley	19,977,850	20,942,938
MS Securities Services	6,274,462	6,403,050
Natl Financial Services Corp	2,951,920	3,069,080
UBS AG London Branch	49,117,233	50,597,140
UBS Securities LLC	1,631,122	1,664,550

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:

On February 12, 2018, Global X Management Company LLC ("Global X"), the Funds’ current investment adviser, entered into an agreement and plan of merger (the "Acquisition Agreement") pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC ("Horizons") and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. ("Mirae"), would be merged with and into Global X (the "Transaction"), subject to certain conditions. Pursuant to the Acquisition Agreement, Horizons acquired all of the equity interests of Global X, and Global X became a direct, wholly-owned subsidiary of Horizons and an indirect, whollyowned subsidiary of Mirae. In this manner, Global X is ultimately controlled by Mirae. The Transaction closed on July 2, 2018 (such closing date being the "Effective Date").

73

Notes to financial statements (concluded)

May 31, 2018 (Unaudited)

9. SUBSEQUENT EVENTS (continued)

Under the Investment Company Act of 1940, as amended (the "1940 Act"), the closing of the Transaction resulted in a change of control of Global X, and the assignment and automatic termination of the Investment Advisory Agreements between the Trust, on behalf of the Funds, and Global X (together, the "Current Advisory Agreements").

As of July 27, 2018, the shareholders of the Funds have approved a new Investment Advisory Agreement between the Trust and Global X.

74

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2017 to May 31, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

75

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,177.10	0.69%	$3.77
Hypothetical 5% Return	1,000.00	1,021.47	0.69	3.50
Global X Future Analytics Tech ETF*
Actual Fund Return	$1,000.00	$998.00	0.68%	$3.35	(2)
Hypothetical 5% Return	1,000.00	1,021.57	0.68	3.39
Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,005.20	0.69%	$3.45
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$971.30	0.70%	$3.45
Hypothetical 5% Return	1,000.00	1,021.43	0.70	3.54
Global X Autonomous & Electric Vehicles ETF**
Actual Fund Return	$1,000.00	$1,007.30	0.68%	$3.41	(3)
Hypothetical 5% Return	1,000.00	1,021.53	0.68	3.43
Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$1,128.70	0.50%	$2.66
Hypothetical 5% Return	1,000.00	1,022.43	0.50	2.53
Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$1,048.00	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,124.00	0.50%	$2.65
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,022.90	0.47%	$2.37
Hypothetical 5% Return	1,000.00	1,022.59	0.47	2.37
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,038.40	0.43%	$2.19
Hypothetical 5% Return	1,000.00	1,022.79	0.43	2.17
Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,115.90	0.65%	$3.43
Hypothetical 5% Return	1,000.00	1,021.69	0.65	3.28
Global X Iconic U.S. Brands ETF*
Actual Fund Return	$1,000.00	$1,010.10	0.48%	$0.26
Hypothetical 5% Return	1,000.00	1,022.54	0.48	2.42

*	The Fund commenced operations on May 11, 2018.
**	The Fund commenced operations on April 13, 2018.
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 20/365 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 48/365 (to reflect the period from inception to date.)

76

Approval of investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

Approval of the Initial Investment Advisory and Supervision and Administration Agreements

On February 23, 2018, at an in person quarterly meeting (the “February Board Meeting”) of the Board of Trustees (the “Board”) of Global X Funds (the “Trust”) called for the purpose, the Board (including the Independent Trustees of the Trust, voting separately) considered and unanimously approved, (i) the initial approval of the Investment Advisory Agreement (each a “New Fund Investment Advisory Agreement”) for each of the Global X Future Analytics Tech ETF and the Global X Autonomous & Electric Vehicles ETF (each, a “New Fund”), and (ii) the initial approval of the Supervision and Administration Agreement between the Trust (each a “New Fund Supervision and Administration Agreement”), on behalf the each New Fund, and Global X Management, LLC (“Global X Management”). Each New Fund Investment Advisory Agreement and each New Fund Supervision and Administration Agreement are referred to herein, collectively, as the “New Fund Agreements.”

In advance of the February Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective New Fund Agreements for each New Fund to be considered at the February Board Meeting, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors at the February Board Meeting, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’

77

Approval of investment Advisory Agreement (Continued) (Unaudited)

assets, including the purchase, retention and disposition of the New Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the February Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the date of the February Board Meeting, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•	the unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the respective New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light

78

Approval of investment Advisory Agreement (Continued) (Unaudited)

of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average and median for the New Fund’s peer group;

•	the structure of the unified Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the February Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

79

Approval of investment Advisory Agreement (Concluded) (Unaudited)

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the February Board Meeting, that approval of the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered at the February Board Meeting any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

80

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

81

Shareholder Voting Results (Unaudited)

On May 11, 2018, a special Meeting of Shareholders of the Trust was held to elect the following four nominees to serve as members of the Board. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Charles A. Baker	For	372,438,195	97.28%	68.98%
	Withheld	10,414,231	2.72%	1.93%

Luis Berruga	For	359,303,234	93.85%	66.55%
	Withheld	23,552,191	6.15%	4.36%

Sanjay Ram Bharwani	For	358,443,432	93.62%	66.39%
	Withheld	24,412,956	6.38%	4.48%

Clifford J. Weber	For	372,088,624	97.19%	68.92%
	Withheld	10,759,838	2.81%	1.99%

82

Notes

83

Notes

84

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: August 3, 2018

By (Signature and Title)*	/s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: August 3, 2018

*	Print the name and title of each signing officer under his or her signature.